UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Semiannual Report June 30, 2010 EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report June 30, 2010

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
During the six months ending June 30, 2010, the U.S. economy remained relatively stable, despite continued high unemployment and concerns over the U.S. budget. U.S. equity and bond markets became more skittish during the period, partially in reaction to the Euro Zone credit problems that began in Greece. The U.S. economy grew at annualized rates of 2.7% in the first quarter of 2010 and an estimated 2.4% in the second quarter of 2010, according to the U.S. Department of Commerce.
The municipal bond market’s performance was relatively flat during the period. For the period, the Fund’s primary benchmark, the Barclays Capital Municipal Bond Index (the Index)—a broad-based, unmanaged index of municipal bonds—gained 3.31%.1 Economic fundamentals continued to improve and demand for municipals remained strong.
The significant performance disparities among the municipal market’s segments, which became historically wide during 2008 and the first three quarters of 2009, began to dissipate during the first half of 2010. After nearly two years of irrational market behavior, we witnessed a period in which there was more typical—and less volatile—performance across credit quality, maturities and sectors. In the face of limited tax-exempt supply due to the success of the Build America Bond program, demand from municipal investors, while still strong, fell off from levels seen in 2009. We believe lighter inflows were likely driven by lower yields, a continuation of credit-related headline “noise” and investor preparation for tax bills in March and April 2010.
Management Discussion
For the six-month period, the Fund underperformed the Index and its Lipper peer group average.1 The Fund was modestly hedged using Treasury futures—an ongoing strategy that management has employed for many years and is designed to help mitigate interest-rate risk. During the period, the volatile economic situation in Europe and increasing uncertainty about the global economic outlook bolstered the U.S. Treasury market, sending Treasury yields lower and causing the municipal/Treasury ratio to climb from 89% at the beginning of the period to 103% at the end of the period. As a result, the Fund’s hedged Treasury positions detracted from performance relative to the Index.
Management employed leverage in the Fund, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying the Fund’s exposure to its underlying investments in both up and down markets. During the period, the Fund’s leverage modestly contributed to its relative performance.2

Total Return Performance 12/31/09 – 6/30/10

Class A3	2.78%
Class B3	2.42
Class C3	2.42
Class I3	2.87
Barclays Capital Municipal Bond Index[1]	3.31
Barclays Capital Long (22+) Municipal Bond Index[1]	4.49
Lipper General Municipal Debt Funds Average[1]	3.02
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper classification. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

[3]	Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. Class I shares are offered at net asset value. If sales charges were deducted, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/ or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010
INVESTMENT UPDATE
As we move ahead, we recognize that many state and local governments face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to closely monitor the economy and its impact on current and future budget deficits, and we will stay abreast of any new solutions provided by state and local officials to address their fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage the Fund with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, has served municipal investors well over the long term.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010
FUND PERFORMANCE
Portfolio Manager: Cynthia J. Clemson

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETMBX	EBMBX	ECMBX	EVMBX

Average Annual Total Returns (at net asset value)
Six Months	2.78%	2.42%	2.42%	2.87%
One Year	13.86	12.98	12.98	14.09
Five Years	2.39	1.62	N.A.	2.64
10 Years	5.08	4.32	N.A.	5.33
Life of Fund†	4.20	3.36	1.43	6.56

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-2.11%	-2.58%	1.42%	2.87%
One Year	8.40	7.98	11.98	14.09
Five Years	1.40	1.28	N.A.	2.64
10 Years	4.57	4.32	N.A.	5.33
Life of Fund†	3.80	3.36	1.43	6.56

†	Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class C: 5/2/06; Class I: 3/16/78.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.95%	1.70%	1.70%	0.70%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.99%	4.24%	4.24%	5.24%
Taxable-Equivalent Distribution Rate[3,4]	7.68	6.52	6.52	8.06
SEC 30-day Yield[5]	4.47	3.94	3.94	4.95
Taxable-Equivalent SEC 30-day Yield[4,5]	6.88	6.06	6.06	7.62
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

Six Months	3.31%	4.49%
One Year	9.61	14.99
Five Years	4.40	3.63
10 Years	5.63	6.10
Lipper Averages 7 (Average Annual Total Returns)

Lipper General Municipal Debt Funds Classification

Six Months	3.02%
One Year	10.59
Five Years	3.03
10 Years	4.51

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C shares reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. 2 Source: Prospectus dated 5/1/10. Includes interest expense of 0.11% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month-end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 257, 244, 196 and 158 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 6/30/10 is as follows:

AAA	24.5%
AA	34.6%
A	21.8%
BBB	10.5%
BB	1.0%
B	0.1%
CCC	0.5%
Not Rated	7.0%
Fund Statistics2

• Number of Issues:	211
• Average Maturity:	24.8 years
• Average Effective Maturity:	16.2 years
• Average Call Protection:	9.3 years
• Average Dollar Price:	$ 94.71
• RIB Leverage[3]:	14.1%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 6/30/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

4

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$1,027.80	$4.78
Class B	$1,000.00	$1,024.20	$8.53
Class C	$1,000.00	$1,024.20	$8.53
Class I	$1,000.00	$1,028.70	$3.52

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76
Class B	$1,000.00	$1,016.30	$8.50
Class C	$1,000.00	$1,016.40	$8.50
Class I	$1,000.00	$1,021.30	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A shares, 1.70% for Class B shares, 1.70% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009.

5

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 10.4%

$9,990	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$10,484,405
12,330	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	12,300,531
1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	1,452,289
12,960	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	14,526,216
4,110	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,482,859
2,570	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/35	2,731,113
2,570	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/40	2,720,371
9,990	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	10,587,868
10	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	10,599
4,160	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	4,070,311
5,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	5,145,700
4,475	University of Virginia, 5.00%, 6/1/40	4,730,925

		$73,243,187

Electric Utilities — 3.6%

$3,520	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,888,544
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,494,650
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	950,796
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,051,780
7,014	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,401,982
5,505	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,789,664

		$25,577,416

Escrowed / Prerefunded — 1.7%

$10,000	Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	$8,129,100
186	San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(1)	219,776
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	3,847,980

		$12,196,856

General Obligations — 15.4%

$6,125	California, 5.50%, 11/1/39	$6,227,349
4,165	California, 6.00%, 4/1/38	4,432,685
2,800	Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	948,696
5,880	Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	1,888,009
11,100	Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	3,368,295
11,775	Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	3,185,844
10,000	Clark County, NV, 5.00%, 6/1/38(1)	10,169,650
4,000	Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/24	2,153,680
3,700	Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	1,876,677
10,000	Florida Board of Education, 5.00%, 6/1/37(1)	10,424,400
525	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/27	562,821
1,070	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/31	1,128,465
210	Lindenhurst, NY, 3.00%, 1/15/20	212,022
7,135	Los Angeles, CA, Unified School District, 5.00%, 1/1/34	7,170,960
740	Newton, MA, 5.00%, 4/1/36	793,302
1,610	Newton, MA, 5.00%, 4/1/39	1,719,834
600	North Haledon, NJ, 3.00%, 1/15/18	622,806
650	North Haledon, NJ, 3.00%, 1/15/19	665,080
750	North Haledon, NJ, 3.125%, 1/15/20	763,703
360	North Haledon, NJ, 3.25%, 1/15/21	365,645
428	North Haledon, NJ, 3.25%, 1/15/22	429,870
2,500	Northside, TX, Independent School District, (PSF), 5.00%, 8/15/38	2,633,725
5,195	Port Authority of Houston, TX, (Harris County), 5.00%, 10/1/38	5,479,998
2,560	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,393,485
1,790	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	918,592
1,790	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	866,271
12,690	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	12,938,089
7,700	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	8,110,487
4,000	South Carolina, 3.25%, 8/1/30	3,570,520

See notes to financial statements

6

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

General Obligations (continued)

$3,670	South Carolina, (Coastal Carolina University), 2.50%, 4/1/29	$2,871,848
10,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	10,008,000

		$107,900,808

Health Care-Miscellaneous — 1.0%

$4,275	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$4,575,191
200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	202,508
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	101,254
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	101,254
202	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	206,461
712	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	727,799
848	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	866,428

		$6,780,895

Hospital — 14.9%

$875	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	$901,337
2,375	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	2,427,820
3,060	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,946,321
5,275	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,535,796
1,330	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,320,331
2,100	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,028,600
2,465	California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,408,601
3,300	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,079,659
360	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	343,094
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	963,522
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	964,480
970	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	870,517
10,710	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(1)	11,357,312
7,205	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,274,456
2,985	Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	3,279,560
7,120	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	8,223,458
5,230	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	5,633,965
2,490	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	466,402
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,494,147
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,239,515
5,465	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,832,044
6,690	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	6,280,639
1,865	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,922,050
2,870	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,874,506
3,380	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,289,112
1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,565,881
980	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	971,396
1,000	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,037,780
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	992,090
13,155	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	13,002,797

See notes to financial statements

7

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Hospital (continued)

$1,220	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	$1,223,355
780	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/39	785,429

		$104,535,972

Housing — 0.7%

$2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$2,438,825
1,140	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,176,685
940	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	942,068
285	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(5)	170,997

		$4,728,575

Industrial Development Revenue — 5.6%

$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co. Project), 4.95%, 5/15/33	$3,236,800
4,660	Campbell County, WY, Solid Waste Facilities, (Basin Electric Power Cooperative), 5.75%, 7/15/39	5,027,627
5,000	Chicago, IL, O’Hare International Airport, (American Airlines, Inc.), 5.50%, 12/1/30	3,683,750
765	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	735,226
3,925	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	3,966,558
4,325	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	4,370,672
2,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	2,277,791
16,620	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	15,798,307

		$39,096,731

Insured-Education — 0.3%

$1,750	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,061,133

		$2,061,133

Insured-Electric Utilities — 1.0%

$5,415	Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$6,117,163
2,865	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	1,058,159

		$7,175,322

Insured-General Obligations — 5.8%

$14,800	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	$14,929,796
4,905	Frisco, TX, Independent School District, (AGM), 4.00%, 8/15/40	4,614,183
6,875	Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	6,737,156
2,340	Merced, CA, Union High School District, (FGIC), (NPFG), 0.00%, 8/1/20	1,375,358
1,310	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,213,728
10,280	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	10,271,776
1,865	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,630,122

		$40,772,119

Insured-Hospital — 1.7%

$7,585	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,419,110
5,420	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	5,402,276

		$11,821,386

Insured-Lease Revenue / Certificates of Participation — 1.5%

$10,000	Anaheim, CA, Public Financing Authority, Lease Revenue, (AGM), 0.00%, 9/1/31	$2,565,900
7,650	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	6,952,932
2,385	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,227,798

		$10,746,630

Insured-Other Revenue — 2.3%

$4,985	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$4,809,428
9,465	Golden State Tobacco Securitization Corp., CA, (AGC), (FGIC), 5.00%, 6/1/38	9,283,083
10,600	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	2,028,628

		$16,121,139

See notes to financial statements

8

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue — 8.6%

$23,000	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$17,323,370
5,210	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	4,110,065
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	2,282,680
6,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,829,380
5,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	5,708,000
3,385	McKay Landing, CO, Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	2,495,591
8,440	Metropolitan Atlanta, GA, Rapid Transit Authority, (AGM), 5.00%, 7/1/34(1)	8,806,971
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,286,814
6,900	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,385,106
29,325	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,672,698
5,420	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	615,279
10,755	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,135,728
8,590	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	843,452
4,600	San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,585,424

		$60,080,558

Insured-Transportation — 5.3%

$3,435	Alabama Dock Authority, (NPFG), 4.50%, 10/1/36	$3,206,126
30,000	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	7,547,100
5,050	Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	4,958,797
7,120	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	917,839
5,610	Metropolitan Transportation Authority, NY, (AGC), 4.50%, 11/15/38	5,556,480
3,790	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	3,688,125
1,040	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,180,650
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,384,900
4,845	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	4,926,832

		$37,366,849

Insured-Water and Sewer — 2.9%

$5,020	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$5,349,814
10,635	El Paso, TX, Water and Sewer Revenue, (NPFG), 4.75%, 3/1/27	10,977,872
3,785	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	3,661,647

		$19,989,333

Lease Revenue / Certificates of Participation — 3.0%

$8,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$8,559,920
4,415	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	4,346,347
7,250	New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	8,243,902

		$21,150,169

Nursing Home — 0.6%

$990	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$990,970
955	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	955,965
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	1,999,800

		$3,946,735

Other Revenue — 3.7%

$1,175	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,211,965
1,320	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,370,556
720	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	746,834
48,810	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	1,473,086
2,365	Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	1,695,989

See notes to financial statements

9

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

$1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	$1,051,664
955	Golden State Tobacco Securitization Corp., CA, 0.00%, 6/1/37	566,430
625	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	449,562
7,805	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	5,699,757
1,000	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	886,960
4,450	New York, NY, Transitional Finance Authority, 5.25%, 1/15/27	4,849,031
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	87,538
255	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	250,821
740	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	667,621
150	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	125,321
285	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	223,893
2,735	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,388,995
12,555	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	406,531
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,752,181

		$25,904,735

Pooled Loans — 0.4%

$1,160	Idaho Board Bank Authority, 5.25%, 9/15/25	$1,318,177
1,555	Idaho Board Bank Authority, 5.375%, 9/15/27	1,755,331

		$3,073,508

Senior Living / Life Care — 1.9%

$3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$2,781,603
1,885	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,829,638
3,075	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,959,841
1,480	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,228,178
3,460	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	3,259,943
1,480	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(6)	819,772
980	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(7)	762,136

		$13,641,111

Special Tax Revenue — 3.7%

$2,490	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,361,591
748	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	771,861
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	872,012
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	974,280
1,740	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	1,762,446
1,500	Frederick County, MD, (Urbana Community Development Authority), 6.625%, 7/1/25	1,500,240
4,040	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,349,949
11,495	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	11,608,915
2,395	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,158,869
900	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	890,217

		$26,250,380

Transportation — 10.2%

$1,400	Branson, MO, Regional Airport Transportation Development District, 6.00%, 7/1/37	$762,230
4,465	Massachusetts Department of Transportation, 5.00%, 1/1/37	4,553,005
2,250	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,641,793
5,000	Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,819,950
24,340	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	5,454,594
7,400	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	8,267,280
6,730	New Jersey Turnpike Authority, 5.25%, 1/1/40	7,107,688
2,545	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	2,579,001
3,040	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	3,083,016
11,500	Pennsylvania Turnpike Commission, 0.00%, 12/1/38	8,117,160
1,715	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	1,813,029

See notes to financial statements

10

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation (continued)

$5,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	$5,273,925
3,500	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,567,725
1,730	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,765,638
10,000	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,763,700

		$71,569,734

Water and Sewer — 8.5%

$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,782,045
16,200	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	16,423,722
10,000	New York, NY, Enviornmental Facilities Corp., 5.00%, 10/15/35(1)	10,685,950
385	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	385,504
6,295	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/39	6,590,991
14,100	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	15,184,713
6,855	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	7,740,392

		$59,793,317

Total Tax-Exempt Investments — 114.7%
(identified cost $801,905,321)		$805,524,598

Other Assets, Less Liabilities — (14.7)%		$(103,314,906)

Net Assets — 100.0%		$702,209,692

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

PSF - Permanent School Fund

XLCA - XL Capital Assurance, Inc.

At June 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	22.0%
California	18.9%
Texas	15.0%
Others, representing less than 10% individually	58.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 25.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 10.2% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $2,335,487.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2010, the aggregate value of these securities is $4,439,829 or 0.6% of the Fund’s net assets.

(5)	Defaulted bond.

(6)	Security is in default and making only partial interest payments.

(7)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

11

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investments, at value (identified cost, $801,905,321)	$805,524,598
Cash	54,624
Interest receivable	9,566,069
Receivable for investments sold	17,095,222
Receivable for Fund shares sold	1,389,736

Total assets	$833,630,249

Liabilities

Payable for floating rate notes issued	$115,275,000
Demand note payable	9,400,000
Payable for variation margin on open financial futures contracts	77,625
Payable for open swap contracts	1,900,516
Payable for Fund shares redeemed	2,770,667
Distributions payable	1,142,847
Payable to affiliates:
Investment adviser fee	269,288
Distribution and service fees	151,113
Trustees’ fees	6,225
Interest expense and fees payable	256,606
Accrued expenses	170,670

Total liabilities	$131,420,557

Net Assets	$702,209,692

Sources of Net Assets

Paid-in capital	$808,382,434
Accumulated net realized loss	(108,929,927)
Accumulated undistributed net investment income	1,549,436
Net unrealized appreciation	1,207,749

Net Assets	$702,209,692

Class A Shares

Net Assets	$429,985,663
Shares Outstanding	48,723,115
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.83
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.27

Class B Shares

Net Assets	$16,926,970
Shares Outstanding	1,930,321
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.77

Class C Shares

Net Assets	$56,866,454
Shares Outstanding	6,479,248
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.78

Class I Shares

Net Assets	$198,430,605
Shares Outstanding	20,583,066
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.64

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Interest	$21,544,832

Total investment income	$21,544,832

Expenses

Investment adviser fee	$1,666,487
Distribution and service fees
Class A	563,072
Class B	91,064
Class C	279,809
Trustees’ fees and expenses	11,086
Custodian fee	137,019
Transfer and dividend disbursing agent fees	100,077
Legal and accounting services	41,779
Printing and postage	27,779
Registration fees	32,555
Interest expense and fees	488,613
Miscellaneous	41,455

Total expenses	$3,480,795

Deduct —
Reduction of custodian fee	$912

Total expense reductions	$912

Net expenses	$3,479,883

Net investment income	$18,064,949

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$4,275,958
Financial futures contracts	(4,337,901)
Swap contracts	(1,225,399)

Net realized loss	$(1,287,342)

Change in unrealized appreciation (depreciation) —
Investments	$10,981,102
Financial futures contracts	(3,940,165)
Swap contracts	(3,771,943)

Net change in unrealized appreciation (depreciation)	$3,268,994

Net realized and unrealized gain	$1,981,652

Net increase in net assets from operations	$20,046,601

See notes to financial statements

12

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$18,064,949	$38,290,784
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,287,342)	(13,963,380)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	3,268,994	174,894,213

Net increase in net assets from operations	$20,046,601	$199,221,617

Distributions to shareholders —
From net investment income
Class A	$(10,924,079)	$(26,194,718)
Class B	(376,112)	(940,743)
Class C	(1,156,455)	(2,302,505)
Class I	(5,086,428)	(8,254,880)

Total distributions to shareholders	$(17,543,074)	$(37,692,846)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,349,963	$121,347,909
Class B	292,188	1,237,132
Class C	5,941,988	15,620,124
Class I	35,378,052	80,284,197
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,915,939	18,028,504
Class B	222,119	545,711
Class C	683,949	1,381,614
Class I	1,616,658	2,546,337
Cost of shares redeemed
Class A	(72,246,083)	(247,881,513)
Class B	(1,789,027)	(4,811,582)
Class C	(6,544,232)	(19,196,651)
Class I	(35,299,028)	(41,949,379)
Net asset value of shares exchanged
Class A	1,124,204	3,946,441
Class B	(1,124,204)	(3,946,441)

Net decrease in net assets from Fund share transactions	$(36,477,514)	$(72,847,597)

Net increase (decrease) in net assets	$(33,973,987)	$88,681,174

Net Assets

At beginning of period	$736,183,679	$647,502,505

At end of period	$702,209,692	$736,183,679

Accumulated undistributed net investment income included in net assets

At end of period	$1,549,436	$1,027,561

Statement of Cash Flows

For the Six Months Ended
Cash Flows From	June 30, 2010
Operating Activities	(Unaudited)

Net increase in net assets from operations	$20,046,601

Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	$(68,065,735)
Investments sold	115,443,860
Net accretion/amortization of premium (discount)	(2,134,667)
Decrease in interest receivable	838,521
Increase in receivable for investments sold	(16,947,136)
Decrease in receivable for variation margin on open financial futures contracts	371,000
Decrease in receivable for open swap contracts	1,871,427
Increase in payable for variation margin on open financial futures contracts	77,625
Increase in payable for open swap contracts	1,900,516
Decrease in payable to affiliate for investment adviser fee	(5,724)
Decrease in payable to affiliate for distribution and service fees	(12,474)
Decrease in payable to affiliate for Trustees’ fees	(1,375)
Increase in interest expense and fees payable	6,404
Decrease in accrued expenses	(46,378)
Net change in unrealized (appreciation) depreciation from investments	(10,981,102)
Net realized (gain) from investments	(4,275,958)

Net cash provided by operating activities	$38,085,405

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$68,353,636
Fund shares redeemed	(114,971,047)
Distributions paid, net of reinvestments	(7,144,592)
Proceeds from secured borrowings	7,500,000
Repayment of secured borrowings	(7,500,000)
Increase in demand note payable	9,400,000

Net cash used in financing activities	$(44,362,003)

Net decrease in cash	$(6,276,598)

Cash at beginning of period	$6,331,222

Cash at end of period	$54,624

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$10,438,665
Cash paid for interest and fees	$482,209

See notes to financial statements

13

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.800		$7.030	$9.590	$10.160		$9.800	$9.780

Income (Loss) From Operations

Net investment income(1)	$0.220		$0.429	$0.421	$0.409		$0.427	$0.447
Net realized and unrealized gain (loss)	0.024		1.763	(2.569)	(0.573)		0.355	0.036

Total income (loss) from operations	$0.244		$2.192	$(2.148)	$(0.164)		$0.782	$0.483

Less Distributions

From net investment income	$(0.214)		$(0.422)	$(0.412)	$(0.406)		$(0.422)	$(0.463)

Total distributions	$(0.214)		$(0.422)	$(0.412)	$(0.406)		$(0.422)	$(0.463)

Net asset value — End of period	$8.830		$8.800	$7.030	$9.590		$10.160	$9.800

Total Return(2)	2.78	%(3)	31.71%	(23.07)%	(1.66)%		8.16%	5.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$429,986		$464,221	$454,906	$623,368		$407,852	$197,189
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82	%(4)	0.84%	0.81%	0.78	%(5)	0.85%	0.89%
Interest and fee expense(6)	0.13	%(4)	0.11%	0.32%	0.31%		0.39%	0.33%
Total expenses before custodian fee reduction	0.95	%(4)	0.95%	1.13%	1.09	%(5)	1.24%	1.22%
Expenses after custodian fee reduction excluding interest and fees	0.82	%(4)	0.84%	0.80%	0.75	%(5)	0.83%	0.87%
Net investment income	5.00	%(4)	5.20%	4.80%	4.15%		4.29%	4.56%
Portfolio Turnover	8	%(3)	46%	73%	64%		54%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

14

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.740		$6.980	$9.530	$10.100		$9.740	$9.710

Income (Loss) From Operations

Net investment income(1)	$0.186		$0.365	$0.353	$0.335		$0.355	$0.378
Net realized and unrealized gain (loss)	0.025		1.755	(2.562)	(0.577)		0.350	0.039

Total income (loss) from operations	$0.211		$2.120	$(2.209)	$(0.242)		$0.705	$0.417

Less Distributions

From net investment income	$(0.181)		$(0.360)	$(0.341)	$(0.328)		$(0.345)	$(0.387)

Total distributions	$(0.181)		$(0.360)	$(0.341)	$(0.328)		$(0.345)	$(0.387)

Net asset value — End of period	$8.770		$8.740	$6.980	$9.530		$10.100	$9.740

Total Return(2)	2.42	%(3)	30.80%	(23.75)%	(2.44)%		7.38%	4.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,927		$19,252	$21,293	$37,610		$46,013	$49,728
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.59%	1.56%	1.53	%(5)	1.60%	1.64%
Interest and fee expense(6)	0.13	%(4)	0.11%	0.32%	0.31%		0.39%	0.33%
Total expenses before custodian fee reduction	1.70	%(4)	1.70%	1.88%	1.84	%(5)	1.99%	1.97%
Expenses after custodian fee reduction excluding interest and fees	1.57	%(4)	1.59%	1.55%	1.50	%(5)	1.58%	1.62%
Net investment income	4.25	%(4)	4.47%	4.02%	3.41%		3.60%	3.88%
Portfolio Turnover	8	%(3)	46%	73%	64%		54%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

15

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010						Period Ended
	(Unaudited)		2009	2008	2007		December 31, 2006(1)

Net asset value — Beginning of period	$8.750		$6.990	$9.540	$10.100		$9.720

Income (Loss) From Operations

Net investment income(2)	$0.186		$0.365	$0.352	$0.333		$0.218
Net realized and unrealized gain (loss)	0.025		1.755	(2.561)	(0.565)		0.391

Total income (loss) from operations	$0.211		$2.120	$(2.209)	$(0.232)		$0.609

Less Distributions

From net investment income	$(0.181)		$(0.360)	$(0.341)	$(0.328)		$(0.229)

Total distributions	$(0.181)		$(0.360)	$(0.341)	$(0.328)		$(0.229)

Net asset value — End of period	$8.780		$8.750	$6.990	$9.540		$10.100

Total Return(3)	2.42	%(4)	30.76%	(23.73)%	(2.34)%		6.33	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,866		$56,641	$47,494	$49,953		$7,709
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(5)	1.59%	1.56%	1.52	%(6)	1.59	%(5)
Interest and fee expense(7)	0.13	%(5)	0.11%	0.32%	0.31%		0.39	%(5)
Total expenses before custodian fee reduction	1.70	%(5)	1.70%	1.88%	1.83	%(6)	1.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57	%(5)	1.59%	1.55%	1.49	%(6)	1.57	%(5)
Net investment income	4.24	%(5)	4.44%	4.06%	3.41%		3.25	%(5)
Portfolio Turnover	8	%(4)	46%	73%	64%		54	%(8)

(1)	For the period from the start of business, May 2, 2006, to December 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended December 31, 2006.

See notes to financial statements

16

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.610		$7.670	$10.480	$11.100		$10.710	$10.690

Income (Loss) From Operations

Net investment income(1)	$0.252		$0.491	$0.484	$0.474		$0.496	$0.521
Net realized and unrealized gain (loss)	0.023		1.932	(2.817)	(0.623)		0.383	0.032

Total income (loss) from operations	$0.275		$2.423	$(2.333)	$(0.149)		$0.879	$0.553

Less Distributions

From net investment income	$(0.245)		$(0.483)	$(0.477)	$(0.471)		$(0.489)	$(0.533)

Total distributions	$(0.245)		$(0.483)	$(0.477)	$(0.471)		$(0.489)	$(0.533)

Net asset value — End of period	$9.640		$9.610	$7.670	$10.480		$11.100	$10.710

Total Return(2)	2.87	%(3)	31.98%	(22.88)%	(1.38)%		8.40%	5.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$198,431		$196,069	$123,810	$215,985		$116,465	$78,771
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57	%(4)	0.59%	0.56%	0.53	%(5)	0.60%	0.64%
Interest and fee expense(6)	0.13	%(4)	0.11%	0.32%	0.31%		0.39%	0.33%
Total expenses before custodian fee reduction	0.70	%(4)	0.70%	0.88%	0.84	%(5)	0.99%	0.97%
Expenses after custodian fee reduction excluding interest and fees	0.57	%(4)	0.59%	0.55%	0.50	%(5)	0.58%	0.62%
Net investment income	5.24	%(4)	5.43%	5.02%	4.41%		4.56%	4.86%
Portfolio Turnover	8	%(3)	46%	73%	64%		54%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

17

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB, Baa or higher), but may also invest in lower rated obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $98,035,862 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2012

18

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

($4,273,717), December 31, 2013 ($1,429,405), December 31, 2015 ($12,777,842), December 31, 2016 ($23,678,685) and December 31, 2017 ($55,876,213).

Additionally, at December 31, 2009, the Fund had net a capital loss of $4,546,298, attributable to security transaction incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2010.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or

19

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At June 30, 2010, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $115,275,000 and $171,759,915, respectively. The range of interest rates on Floating Rate Notes outstanding at June 30, 2010 was 0.31% to 0.33%. For the six months ended June 30, 2010, the Fund’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $114,984,945 and 0.86%, respectively. The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of June 30, 2010.

The Fund may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

20

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

N  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended June 30, 2010, the investment adviser fee amounted to $1,666,487, representing 0.46% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $4,741 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and a subsidiary of EVM, received $25,688 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $563,072 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $68,298 and $209,857 for Class B and Class C shares,

21

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $682,000 and $3,733,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $22,766 and $69,952 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $14,000, $6,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $68,065,735 and $115,443,860, respectively, for the six months ended June 30, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	3,081,086	14,920,655
Issued to shareholders electing to receive payments of distributions in Fund shares	891,994	2,177,757
Redemptions	(8,131,974)	(29,568,668)
Exchange from Class B shares	126,545	476,586

Net decrease	(4,032,349)	(11,993,670)

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	33,070	150,327
Issued to shareholders electing to receive payments of distributions in Fund shares	25,185	66,574
Redemptions	(202,329)	(585,246)
Exchange to Class A shares	(127,248)	(478,910)

Net decrease	(271,322)	(847,255)

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	671,661	1,892,072
Issued to shareholders electing to receive payments of distributions in Fund shares	77,491	167,692
Redemptions	(741,120)	(2,382,951)

Net increase (decrease)	8,032	(323,187)

	Six Months Ended
	June 30, 2010	Year Ended
Class I	(Unaudited)	December 31, 2009

Sales	3,646,875	8,731,490
Issued to shareholders electing to receive payments of distributions in Fund shares	166,696	281,487
Redemptions	(3,628,590)	(4,747,304)

Net increase	184,981	4,265,673

22

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$688,345,708

Gross unrealized appreciation	$33,581,341
Gross unrealized depreciation	(31,677,451)

Net unrealized appreciation	$1,903,890

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2010, the Fund had a balance outstanding pursuant to this line of credit of $9,400,000, at an interest rate of 1.41%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2010. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

10   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2010 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

9/10	207
	U.S. 30-Year Treasury Bond	Short	$(25,881,488)	$(26,392,500)	$(511,012)

Interest Rate Swaps

		Annual
		Fixed
		Rate	Floating		Net
	Notional	Paid By	Rate Paid	Effective Date/	Unrealized
Counterparty	Amount	Fund	To Fund	Termination Date	Depreciation

JPMorgan Chase Co.	$15,737,500	4.046%	3-month USD-LIBOR-BBA	September 17, 2010/ September 17, 2040	$(890,863)

Merrill Lynch Capital Services, Inc.	13,275,000	4.140	3-month USD-LIBOR-BBA	August 24, 2010/ August 24, 2040	(1,009,653)

					$(1,900,516)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund may enter into interest rate swap contracts. The Funds may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Fund enters into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At June 30, 2010, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below. The value of securities pledged as collateral, if any, for open interest rate swap contracts at June 30, 2010 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2010, the maximum amount of loss the Fund would incur due to

23

Eaton Vance AMT-Free Municipal Income Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

counterparty risk was $0, representing the fair value of such derivatives in an asset position. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Futures Contracts	$—	$(511,012	)(1)
Interest Rate Swaps	—	(1,900,516	)(2)

Total	$—	$(2,411,528)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation (depreciation).

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Futures Contracts	$(4,337,901)	$(3,940,165)
Interest Rate Swaps	(1,225,399)	(3,771,943)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and swap contracts, respectively.

The average notional amount of future contracts and interest rate swaps outstanding during the six months ended June 30, 2010, which are indicative of the volume of these derivative types, were approximately $63,914,000 and $29,013,000.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$805,524,598	$—	$805,524,598

Total Investments	$—	$805,524,598	$—	$805,524,598

Liability Description

Futures Contracts	$(511,012)	$—	$—	$(511,012)
Interest Rate Swaps	—	(1,900,516)	—	(1,900,516)

Total	$(511,012)	$(1,900,516)	$—	$(2,411,528)

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

24

Eaton Vance AMT-Free Municipal Income Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

25

Eaton Vance AMT-Free Municipal Income Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance AMT-Free Municipal Income Fund (formerly Eaton Vance AMT-Free Municipal Bond Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

26

Eaton Vance AMT-Free Municipal Income Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance AMT-Free Municipal Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Investment Adviser
Eaton Vance Management
Two International Place
Boston, MA, 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA, 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance AMT-Free Municipal Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

279-8/10	MBSRC

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report June 30, 2010

EATON VANCE TAX FREE RESERVES

Semiannual Report June 30 , 2010 EATON VANCE TAX FREE RESERVES

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax Free Reserves as of June 30, 2010

INVESTMENT UPDATE

Adam A. Weigold, CFA
Portfolio Manager
Economic and Market Conditions
•	The U.S. economy entered 2010 on relatively strong footing, with an annual growth rate of 5.6% in the fourth quarter of 2009 and a surge in corporate profits. Then, first-quarter gross domestic product (GDP) growth came in at an annualized 2.7% (revised down from 3%), and the preliminary estimate of second-quarter growth was reported at 2.4% (annualized). Credit spreads, which had tightened steadily as investors began to take on more risk, reversed course in the second quarter on mounting concerns about the global impact of the expanding European sovereign debt crisis. The flight-to-quality switch was evident by a run-up in the price of the benchmark 10-year U.S. Treasury Bond and a decline in its yield to 2.96% as of June 30, 2010—its lowest level since April 2009.

•	In the second quarter, the European Union, European Central Bank and International Monetary Fund announced a near $1 trillion bailout package, akin to the accommodative U.S. monetary policy, to contain the festering European sovereign debt and possible European banking crises. In the U.S., non-farm payrolls rose by 431,000 in May, according to the U.S. Department of Labor, but actually fell slightly in the month when adjusted for job gains from census and temporary employment. Following two months of tax-incentive-driven increases, new home sales dropped a record 32.7% in May to a 300,000 unit annual rate, the lowest ever. Inflation remained benign, with “headline” inflation increasing 2.0% year-over-year through May, and year-over-year “core” inflation, which excludes volatile food and energy prices, dropping to 0.9%. Finally, to no one’s surprise, the U.S. Federal Reserve left the federal funds rate unchanged in a range of 0.00% to 0.25%.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Management Discussion
•	As a result of the historically low levels of short-term interest rates, management continued to seek opportunities to lengthen the weighted average maturity in the Fund. Opportunities to increase the Fund’s yield were difficult to come by as yields for short-term securities remained very low during the period. Management remained committed to a conservative and vigilant stance on maintaining the highest credit quality possible.

•	The Fund invests principally in dollar-denominated, high-quality, fixed-income securities—including variable rate demand obligations (VRDO’s), bonds, notes and commercial paper—the interest from which is exempt from regular federal income tax.[1]

•	The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services or unrated securities of comparable quality.

•	Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax,[1] can be a sensible way to earn income, while seeking to preserve capital and maintain liquidity.

•	Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

1       A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state or local income tax.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance Tax Free Reserves as of June 30, 2010

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Average Annual Total Returns[1]

Six Months	0.00%
One Year	0.00
Five Years	1.67
Ten Years	1.48
Life of Fund	2.97

Total Annual
Operating Expenses[2]

Expense Ratio	0.73%

Yield Information[3,4]

Current Yield For The 7-Day Period Ended 6/30/10	0.00%

Taxable Equivalent Current Yield For The 7-Day Period Ended 6/30/10	0.00%

[1]	Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (if any) with all distributions reinvested. There is no sales charge. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com. Absent a fee waiver by the investment adviser in effect for certain periods, the returns would be lower.

[2]	Source: Prospectus dated 5/1/10.

[3]	Past performance is no guarantee of future results. Performance is for the stated time period only; the Fund’s current yield may be lower or higher than the quoted yield. Yield quotation more closely reflects current earnings than quotations of total return. Taxable equivalent yield information assumes a Federal tax rate of 35%. For current yield information call 1-800-262-1122.

[4]	The Fund’s investment adviser has voluntarily undertaken to reimburse expenses or waive fees to the extent necessary to maintain a yield of not less than zero. This undertaking may be withdrawn at any time and is subject to recoupment.
Portfolio Composition
By net assets

2

Eaton Vance Tax Free Reserves as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax Free Reserves

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
	$1,000.00	$1,000.00	$2.08	**

Hypothetical
(5% return per year before expenses)	$1,000.00	$1,022.70	$2.11	**

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009.

**	Absent a fee waiver by the investment adviser, expenses would be higher.

3

Eaton Vance Tax Free Reserves as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.4%

Principal
Amount
(000’s omitted)	Security	Value

General Obligation Notes / Bonds — 4.5%

$1,500	Hartford, CT, 2.50%, 4/14/11	$1,523,701
535	LaSalle & Grundy Counties, IL, High School District No. 160, 2.125%, 2/1/11	539,937
675	South Euclid, OH, 1.75%, 9/30/10	677,184
550	Wadsworth, OH, School District, 2.25%, 9/22/10	551,988

		$3,292,810

Revenue Notes / Bonds — 10.8%

$1,600	Dos Palos-Oro Loma, CA, Joint Unified School District, 2.50%, 9/8/10	$1,602,229
750	Los Angeles County, CA, Unified School District, 2.00%, 3/31/11	754,166
2,000	Oxnard, CA, Financing Authority, 2.00%, 6/25/11	2,016,530
705	San Diego County, CA, School District, 2.00%, 4/29/11(1)	711,366
750	Traverse City, MI, Area Public Schools, 2.00%, 5/1/11	757,774
2,000	Wisconsin School Districts Cash Flow Administration Program, 1.625%, 10/15/10	2,005,623

		$7,847,688

Variable Rate Demand Obligations — 81.1%

$1,500	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), (SPA: Lloyds TSB Bank PLC, CalPERS), 0.22%, 4/1/45	$1,500,000
2,000	Burke County, GA, Development Authority, (Georgia Power Company), 0.20%, 7/1/49	2,000,000
2,000	Castaic Lake Water Agency, CA, Certificates of Participation, (LOC: Wells Fargo Bank N.A.), 0.18%, 8/1/20	2,000,000
1,500	Chicago, IL, (Neighborhoods Alive 21 Program), (LOC: Northern Trust Company), 0.16%, 1/1/37(2)	1,500,000
990	Colorado Educational and Cultural Facilities Authority, (YMCA of Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 0.40%, 7/1/18	990,000
1,500	Colorado Housing and Finance Authority, (Liq: Barclays Bank PLC), 0.24%, 5/1/34	1,500,000
760	Colorado Housing and Finance Authority, (SPA: Calyon Bank), (AMT), 0.25%, 4/1/38	760,000
2,000	Connecticut Health and Educational Facilities Authority, (Yale University), 0.08%, 7/1/35	2,000,000
2,000	Cuyahoga County, OH, (Cleveland Clinic), (SPA: Bank of America N.A.), 0.13%, 1/1/39	2,000,000
2,000	Eagle Tax-Exempt Trust, NY, (SPA: Citigroup Financial Products), (AGM), (BHAC), 0.32%, 11/15/30	2,000,000
1,500	Geisinger Authority, PA, (Geisinger Health System), (SPA: Northern Trust Company), 0.11%, 6/1/39	1,500,000
1,800	Illinois Development Finance Authority, (British Home for Retired Men and Women), (LOC: LaSalle Bank N.A.), 0.40%, 11/1/27	1,800,000
2,000	Indiana Health Facility Finance Authority, (Ascension Health), 0.20%, 11/1/27	2,000,000
1,500	Iowa Finance Authority, (SPA: State Street Bank and Trust Co.), FNMA, GNMA, (AMT), 0.33%, 1/1/36	1,500,000
660	Las Vegas Valley, NV, Water District, (SPA: Dexia Credit Local), 0.25%, 6/1/36	660,000
2,000	Long Island, NY, Power Authority, Electric System Revenue, (LOC: WestLB AG), 0.17%, 5/1/33	2,000,000
1,500	Los Angeles, CA, Department of Water and Power, (SPA: Bank of America N.A.), 0.14%, 7/1/34	1,500,000
2,000	Maine Housing Authority, (SPA: State Street Bank and Trust Co.), (AMT), 0.30%, 11/15/27	2,000,000
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 0.21%, 7/1/35	1,500,000
500	Metropolitan Water District of Southern California, (SPA: Citibank N.A.), 0.18%, 7/1/28	500,000
1,885	New Hampshire Health and Education Facilities Authority, (Dartmouth College), (SPA: JPMorgan Chase Bank), 0.20%, 6/1/23	1,885,000
1,500	New Jersey Economic Development Authority, (Duke Farms Foundation), (LOC: Northern Trust Company), 0.11%, 7/1/48	1,500,000
955	New Jersey Health Care Facilities Financing Authority, (Somerset Medical Center), (LOC: TD Bank N.A.), 0.25%, 7/1/24	955,000
1,500	New York Housing Finance Agency, (Victory Housing), (Liq: FHLMC), (AMT), 0.25%, 11/1/33	1,500,000
1,500	New York, NY, (LOC: TD Bank N.A.), 0.17%, 9/1/27	1,500,000
2,000	New York, NY, Municipal Water Finance Authority, (SPA: Barclays Bank PLC), 0.28%, 6/15/41	2,000,000
2,000	New York, NY, Transitional Finance Authority, (SPA: Barclays Bank PLC), 0.19%, 5/1/34	2,000,000
1,500	Oklahoma Turnpike Authority, (SPA: Lloyds TSB Bank PLC), 0.15%, 1/1/28	1,500,000
900	Pasadena, TX, Independent School District, (PSF Guaranteed), (SPA: Bank of America N.A.), 0.29%, 8/15/26	900,000
845	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Children’s Hospital of Philadelphia Project), (SPA: JPMorgan Chase Bank), 0.13%, 2/15/14	845,000
1,000	Private Colleges and Universities Authority, GA, (Emory University), 0.21%, 9/1/35	1,000,000
1,500	Sacramento County, CA, Sanitation District Finance Authority, (LOC: Bank of American N.A.), 0.17%, 12/1/37	1,500,000

See notes to financial statements

4

Eaton Vance Tax Free Reserves as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Variable Rate Demand Obligations (continued)

$2,000	Southern California Public Power Authority, (Mead Adelanto), (SPA: JPMorgan Chase Bank), 0.12%, 7/1/20	$2,000,000
2,400	Sublette County, WY, Pollution Control Revenue, (Exxon Mobil Corp.), 0.10%, 11/1/14	2,400,000
1,000	Travis County, TX, Housing Finance Corp., (Mid-America Apartments, LP), (Travis Apartments), (Liq: FNMA), 0.25%, 2/15/34	1,000,000
2,000	University of Washington, (Liq: Morgan Stanley Bank), 0.27%, 6/1/37	2,000,000
1,500	Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), (SPA: Wells Fargo Bank N.A.), 0.17%, 7/1/42	1,500,000
2,000	Washington State Housing Finance Commission, (Rockwood Retirement Communities Program), (LOC: Wells Fargo Bank N.A.), 0.28%, 1/1/30	2,000,000

		$59,195,000

Total Tax-Exempt Investments — 96.4%
(identified cost $70,335,498)(3)		$70,335,498

Other Assets, Less Liabilities — 3.6%		$2,622,844

Net Assets — 100.0%		$72,958,342

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM - Assured Guaranty Municipal Corp.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CalPERS - California Public Employees’ Retirement System

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

Liq - Liquidity Provider

LOC - Letter of Credit

PSF - Permanent School Fund

SPA - Standby Bond Purchase Agreement

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Cost for federal income taxes is the same.

The stated interest rate on variable rate demand obligations represents the rate in effect at June 30, 2010.

At June 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	19.3%
New York	15.0%
Others, representing less than 10% individually	62.1%

At June 30, 2010, the concentration of the Fund’s investments in the various industries, determined as a percentage of net assets, is as follows:

Education	16.5%
Hospital	12.8%
General Obligations	12.1%
Housing	11.3%
Others, representing less than 10% individually	43.7%

See notes to financial statements

5

Eaton Vance Tax Free Reserves as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investments, at amortized cost	$70,335,498
Cash	3,595,616
Interest receivable	99,916
Receivable for Fund shares sold	6,037

Total assets	$74,037,067

Liabilities

Payable for when-issued securities	$711,366
Payable for Fund shares redeemed	329,345
Payable to affiliates:
Investment adviser fee	7,563
Trustees’ fees	600
Accrued expenses	29,851

Total liabilities	$1,078,725

Net Assets for 72,998,505 shares of beneficial interest outstanding	$72,958,342

Sources of Net Assets

Paid-in capital	$72,955,172
Accumulated net realized gain	3,170

Total	$72,958,342

Net Asset Value, Offering Price and Redemption Price Per Share

($72,958,342 ÷ 72,998,505 shares of beneficial interest outstanding)	$1.00

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Interest	$122,224

Total investment income	$122,224

Expenses

Investment adviser fee	$146,571
Trustees’ fees and expenses	424
Custodian fee	17,120
Transfer and dividend disbursing agent fees	2,411
Legal and accounting services	16,759
Printing and postage	5,570
Registration fees	23,445
Miscellaneous	5,437

Total expenses	$217,737

Deduct —
Waiver of investment adviser fee	$95,217
Reduction of custodian fee	296

Total expense reductions	$95,513

Net expenses	$122,224

Net investment income	$—

Realized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,362

Net realized gain	$3,362

Net increase in net assets from operations	$3,362

See notes to financial statements

6

Eaton Vance Tax Free Reserves as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$—	$73,384
Net realized gain (loss) from investment transactions	3,362	(27)

Net increase in net assets from operations	$3,362	$73,357

Distributions to shareholders —
From net investment income	$—	$(73,384)

Total distributions to shareholders	$—	$(73,384)

Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares	$60,612,204	$128,506,975
Net asset value of shares issued to shareholders in payment of distributions declared	—	15,240
Cost of shares redeemed	(44,273,815)	(185,458,771)

Net increase (decrease) in net assets from Fund share transactions	$16,338,389	$(56,936,556)

Net increase (decrease) in net assets	$16,341,751	$(56,936,583)

Net Assets

At beginning of period	$56,616,591	$113,553,174

At end of period	$72,958,342	$56,616,591

See notes to financial statements

7

Eaton Vance Tax Free Reserves as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007		2006		2005

Net asset value — Beginning of period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Income (Loss) From Operations

Net investment income	$—		$0.001		$0.016	$0.029		$0.027		$0.017
Net realized and unrealized gain (loss)	—	(1)	(—	)(1)	0.001	—		—		—

Total income from operations	$—		$0.001		$0.017	$0.029		$0.027		$0.017

Less Distributions

From net investment income	$—		$(0.001)		$(0.017)	$(0.029)		$(0.027)		$(0.017)

Total distributions	$—		$(0.001)		$(0.017)	$(0.029)		$(0.027)		$(0.017)

Net asset value — End of period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Total Return(2)	0.00%		0.07%		1.67%	2.99%		2.71%		1.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$72,958		$56,617		$113,553	$70,279		$38,497		$34,058
Ratios (as a percentage of average daily net assets):
Net expenses before custodian fee reduction	0.42	%(3)(4)	0.63	%(4)	0.66%	0.70	%(4)	0.77	%(4)	0.82	%(4)
Net expenses after custodian fee reduction	0.42	%(3)(4)	0.63	%(4)	0.66%	0.69	%(4)	0.69	%(4)	0.71	%(4)
Net investment income	0%		0.08%		1.58%	2.94%		2.68%		1.69%

(1)	Amount is less than $0.0005 and $(0.0005) per share for the six months ended June 30, 2010 and the year ended December 31, 2009, respectively.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser voluntarily waived a portion of its investment adviser fee (equal to 0.33%, 0.10%, 0.03%, 0.04% and 0.03% of average daily net assets for the six months ended June 30, 2010 and the years ended December 31, 2009, 2007, 2006 and 2005, respectively). Absent this waiver, total return would be lower.

See notes to financial statements

8

Eaton Vance Tax Free Reserves as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax Free Reserves (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, the Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $192 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2014 ($165) and December 31, 2017 ($27).

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service

9

Eaton Vance Tax Free Reserves as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2010, the fee amounted to $146,571. Pursuant to a voluntary fee waiver, EVM waived $95,217 of its investment adviser fee for the six months ended June 30, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $192 in sub-transfer agent fees.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4   Purchases and Sales of Investments

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $52,056,175 and $34,223,600, respectively, for the six months ended June 30, 2010.

5   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund).

6   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market

10

Eaton Vance Tax Free Reserves as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$70,335,498	$—	$70,335,498

Total Investments	$—	$70,335,498	$—	$70,335,498

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

11

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

12

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax Free Reserves (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser’s experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Fund is maintained by the Adviser primarily as an administrative convenience for shareholders of other Eaton Vance Funds and is not actively marketed to the public as a stand-alone investment product.

13

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three, five- and ten-year periods ended September 30, 2009 for the Fund. The Board noted that the Fund’s performance relative to its peers is affected by the Fund’s emphasis on quality and its lower proportion of securities which produce income subject to alternative minimum tax (“AMT Securities”). AMT Securities generally have higher yields than securities which produce income not subject to alternative minimum tax. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board also considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

14

Eaton Vance Tax Free Reserves

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

15

This Page Intentionally Left Blank

Investment Adviser
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax Free Reserves
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

277-8/10	TRSRC

Eaton Vance
Investment Managers

Semiannual Report June 30, 2010

WALL ST
AU ST

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

Semi annual Report June 30, 2010 EATON VANCE TAX-MANAGED GROWTH FUND 1.1

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/brokerdealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010
INVESTMENT UPDATE

Economic and Market Conditions
• • •	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around

Michael A. Allison, CFA
Co-Portfolio Manager

Yana S. Barton, CFA
Co-Portfolio Manager the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.[1]
In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.
Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	For the six months ending June 30, 2010, Eaton Vance Tax-Managed Growth Fund 1.

Lewis R. Piantedosi, CFA
Co-Portfolio Manager

Duncan W. Richardson, CFA
Co-Portfolio Manager1 (the Fund)[2] underperformed the S&P 500 Index (the Index). Each of the ten economic sectors represented in the S&P 500 Index posted negative returns for the period, with most of the losses coming in the second quarter of 2010. Consumer discretionary, consumer staples, industrials and financials registered the smallest decreases, at less than 5% each. Energy, materials and information technology were hit the hardest.
• The Fund’s underperformance of the Index was a function of security selection, most notably in the oil & gas industry, where its holdings were impacted by the oil spill in the Gulf of Mexico. Among the financials sector, Fund investments within commercial banks and diversified financial services lagged those represented in the Index.

Total Return Performance
12/31/09 - 6/30/10

Class A3	-8.27%
Class B3	-8.61
Class C3	-8.59
Class I3	-8.38
Class S3	-8.27
S&P 500 Index[1]	-6.64
Lipper Large-Cap Core Funds Classification[1]	-7.87

See pages 3 and 4 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests its assets in Tax-Managed Growth Portfolio, a separate registered investment company with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010
INVESTMENT UPDATE

•	Making a positive contribution to the Fund’s relative performance were its emphasis of the consumer staples sector, particularly within the less-cyclical food products and beverages industries, and selectiveness in specialty retail and textile apparel industries within the consumer discretionary sector. Additionally, the Fund benefited from an underweight of the lagging materials, telecommunications and utilities sectors.

•	The Fund remains broadly diversified across economic sectors, industries and individual issues. As of June 30, 2010, the Fund’s most substantive overweights were in the industrials, health care, and information technology sectors. The most meaningful underweights were held in financials, utilities, and telecommunication services.

•	As always, we thank you for your continued confidence and participation in the Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition

Top 10 Holdings*
By net assets

PepsiCo, Inc.	3.0%
United Technologies Corp.	3.0
Intel Corp.	2.6
NIKE, Inc., Class B	2.6
International Business Machines Corp.	2.5
Apache Corp.	2.3
Johnson & Johnson	2.3
Abbott Laboratories	2.0
Walt Disney Co. (The)	1.9
Anadarko Petroleum Corp.	1.9

*	Top 10 Holdings represented 24.1% of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

Sector Weightings**
By net assets

** As a percentage of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I	Class S
Share Class Symbol	ETTGX	EMTGX	ECTGX	EITMX	ESTGX

Average Annual Total Returns (at net asset value)

Six Months	-8.27%	-8.61%	-8.59%	-8.38%	-8.27%
One Year	11.50	10.68	10.68	11.56	11.57
Five Years	-1.12	-1.84	-1.85	-0.86	-0.98
Ten Years	-1.20	-1.94	-1.94	-0.90	-1.07
Life of Fund†	5.43	4.65	4.46	0.24	0.21

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-13.56%	-13.18%	-9.50%	-8.38%	-8.27%
One Year	5.08	5.68	9.68	11.56	11.57
Five Years	-2.28	-2.24	-1.85	-0.86	-0.98
Ten Years	-1.79	-1.94	-1.94	-0.90	-1.07
Life of Fund†	5.00	4.65	4.46	0.24	0.21

†	Inception Dates – Class A and Class B: 3/28/96; Class C: 8/2/96; Class I: 7/2/99; Class S: 5/14/99

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.91%	1.67%	1.66%	0.67%

[2]	Source: Prospectus dated 5/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended June 30, 2010)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Ten Years

Return Before Taxes	11.50%	-1.12%	-1.20%
Return After Taxes on Distributions	11.28	-1.31	-1.32
Return After Taxes on Distributions	7.81	-0.92	-1.00
and Sale of Fund Shares

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Ten Years

Return Before Taxes	5.08%	-2.28%	-1.79%
Return After Taxes on Distributions	4.87	-2.47	-1.90
Return After Taxes on Distributions	3.62	-1.90	-1.49
and Sale of Fund Shares

Average Annual Total Returns
(For the periods ended June 30, 2010)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Ten Years

Return Before Taxes	10.68%	-1.85%	-1.94%
Return After Taxes on Distributions	10.55	-1.94	-1.99
Return After Taxes on Distributions	7.14	-1.56	-1.62
and Sale of Fund Shares

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Ten Years

Return Before Taxes	9.68%	-1.85%	-1.94%
Return After Taxes on Distributions	9.55	-1.94	-1.99
Return After Taxes on Distributions	6.49	-1.56	-1.62
and Sale of Fund Shares
Class A and Class B of the Fund commenced investment operations on 3/28/96, Class C commenced operations on 8/2/96, Class I commenced operations on 7/2/99, and Class S commenced operations on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Total Returns
(For the periods ended June 30, 2010)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Ten Years

Return Before Taxes	10.68%	-1.84%	-1.94%
Return After Taxes on Distributions	10.64	-1.86	-1.95
Return After Taxes on Distributions	7.01	-1.56	-1.62
and Sale of Fund Shares

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Ten Years

Return Before Taxes	5.68%	-2.24%	-1.94%
Return After Taxes on Distributions	5.64	-2.25	-1.95
Return After Taxes on Distributions	3.76	-1.89	-1.62
and Sale of Fund Shares

Average Annual Total Returns
(For the periods ended June 30, 2010)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Ten Years

Return Before Taxes	11.56%	-0.86%	-0.90%
Return After Taxes on Distributions	11.29	-1.10	-1.06
Return After Taxes on Distributions	7.94	-0.70	-0.75
and Sale of Fund Shares

Average Annual Total Returns
(For the periods ended June 30, 2010)

Returns at Net Asset Value (NAV) (Class S)

	One Year	Five Years	Ten Years

Return Before Taxes	11.57%	-0.98%	-1.07
Return After Taxes on Distributions	11.35	-1.22	-1.21
Return After Taxes on Distributions	7.87	-0.86	-0.92
and Sale of Fund Shares

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$917.30	$4.18
Class B	$1,000.00	$913.90	$7.74
Class C	$1,000.00	$914.10	$7.74
Class I	$1,000.00	$916.20	$3.04
Class S	$1,000.00	$917.30	$3.85

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.41
Class B	$1,000.00	$1,016.70	$8.15
Class C	$1,000.00	$1,016.70	$8.15
Class I	$1,000.00	$1,021.60	$3.21
Class S	$1,000.00	$1,020.80	$4.06

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% for Class A shares, 1.63% for Class B shares, 1.63% for Class C shares, 0.64% for Class I shares and 0.81% for Class S shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $790,946,298)	$1,176,582,801
Receivable for Fund shares sold	474,250

Total assets	$1,177,057,051

Liabilities

Payable for Fund shares redeemed	$1,213,284
Payable to affiliates:
Distribution and service fees	431,591
Trustees’ fees	125
Accrued expenses	369,674

Total liabilities	$2,014,674

Net Assets	$1,175,042,377

Sources of Net Assets

Paid-in capital	$1,572,552,624
Accumulated net realized loss from Portfolio	(789,140,792)
Accumulated undistributed net investment income	5,994,042
Net unrealized appreciation from Portfolio	385,636,503

Total	$1,175,042,377

Class A Shares

Net Assets	$884,480,776
Shares Outstanding	45,061,239
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.63
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$20.83

Class B Shares

Net Assets	$34,971,541
Shares Outstanding	1,840,463
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.00

Class C Shares

Net Assets	$237,862,913
Shares Outstanding	13,380,019
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.78

Class I Shares

Net Assets	$5,468,366
Shares Outstanding	296,039
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.47

Class S Shares

Net Assets	$12,258,781
Shares Outstanding	617,111
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $284,667)	$13,076,189
Interest allocated from Portfolio	8,895
Expenses allocated from Portfolio	(3,237,978)

Total investment income from Portfolio	$9,847,106

Expenses

Distribution and service fees
Class A	$1,257,835
Class B	225,209
Class C	1,359,401
Class S	14,962
Trustees’ fees and expenses	250
Custodian fee	15,354
Transfer and dividend disbursing agent fees	679,273
Legal and accounting services	10,373
Printing and postage	29,310
Registration fees	28,271
Miscellaneous	216,209

Total expenses	$3,836,447

Net investment income	$6,010,659

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions(1)	$57,717,267
Foreign currency transactions	1,431

Net realized gain	$57,718,698

Change in unrealized appreciation (depreciation) —
Investments	$(169,926,395)
Foreign currency	(16,200)

Net change in unrealized appreciation (depreciation)	$(169,942,595)

Net realized and unrealized loss	$(112,223,897)

Net decrease in net assets from operations	$(106,213,238)

(1)	Includes net realized gains of $57,470,812 from redemptions in-kind.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$6,010,659	$16,062,615
Net realized gain from investment and foreign currency transactions(1)	57,718,698	78,002,768
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(169,942,595)	166,970,861

Net increase (decrease) in net assets from operations	$(106,213,238)	$261,036,244

Distributions to shareholders —
From net investment income
Class A	$—	$(13,682,974)
Class B	—	(133,899)
Class C	—	(2,199,655)
Class I	—	(66,198)
Class S	—	(221,624)
Tax return of capital
Class A	—	(120,288)
Class B	—	(1,177)
Class C	—	(19,337)
Class I	—	(582)
Class S	—	(1,948)

Total distributions to shareholders	$—	$(16,447,682)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,254,390	$6,100,394
Class B	550,756	1,321,337
Class C	947,968	2,916,526
Class I	100,225,723	246,056,019
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	11,383,204
Class B	—	114,216
Class C	—	1,671,112
Class I	—	7,544
Class S	—	12,331
Cost of shares redeemed
Class A	(85,933,881)	(200,335,430)
Class B	(4,284,720)	(14,923,185)
Class C	(22,688,156)	(58,403,226)
Class I	(106,335,987)	(239,111,060)
Class S	(3,035,677)	(4,813,874)
Net asset value of shares exchanged
Class A	10,819,719	56,484,461
Class B	(10,819,719)	(56,484,461)

Net decrease in net assets from Fund share transactions	$(118,299,584)	$(248,004,092)

Net decrease in net assets	$(224,512,822)	$(3,415,530)

	Six Months Ended
	June 30, 2010	Year Ended
Net Assets	(Unaudited)	December 31, 2009

At beginning of period	$1,399,555,199	$1,402,970,729

At end of period	$1,175,042,377	$1,399,555,199

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$5,994,042	$(16,617)

(1)	Includes net realized gains of $57,470,812 from redemptions in-kind.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Net asset value — Beginning of period	$21.400		$17.660	$26.930	$26.130	$23.310		$22.550

Income (Loss) From Operations

Net investment income(1)	$0.115		$0.260	$0.333	$0.315	$0.258		$0.197
Net realized and unrealized gain (loss)	(1.885)		3.768	(9.236)	0.819	2.839		0.772

Total income (loss) from operations	$(1.770)		$4.028	$(8.903)	$1.134	$3.097		$0.969

Less Distributions

From net investment income	$—		$(0.285)	$(0.367)	$(0.332)	$(0.277)		$(0.209)
Tax return of capital	—		(0.003)	—	(0.002)	(0.000	)(2)	—

Total distributions	$—		$(0.288)	$(0.367)	$(0.334)	$(0.277)		$(0.209)

Net asset value — End of period	$19.630		$21.400	$17.660	$26.930	$26.130		$23.310

Total Return(3)	(8.27	)%(4)	22.79%	(33.04)%	4.32%	13.28%		4.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$884,481		$1,036,371	$979,380	$1,624,818	$1,491,828		$1,097,719
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.88	%(7)	0.91%	0.86%	0.82%	0.80%		0.83	%(8)
Net investment income	1.07	%(7)	1.42%	1.45%	1.16%	1.05%		0.87	%(8)
Portfolio Turnover of the Portfolio(9)	0	%(4)(10)	2%	1%	2%	1%		0	%(10)

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(9)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(10)	Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007		2006		2005

Net asset value — Beginning of period	$20.790		$17.100		$25.780	$24.920		$22.170		$21.430

Income (Loss) From Operations

Net investment income(1)	$0.032		$0.127		$0.145	$0.103		$0.065		$0.025
Net realized and unrealized gain (loss)	(1.822)		3.617		(8.789)	0.781		2.690		0.721

Total income (loss) from operations	$(1.790)		$3.744		$(8.644)	$0.884		$2.755		$0.746

Less Distributions

From net investment income	$—		$(0.054)		$(0.036)	$(0.024)		$(0.005)		$(0.006)
Tax return of capital	—		(0.000	)(2)	—	(0.000	)(2)	(0.000	)(2)	—

Total distributions	$—		$(0.054)		$(0.036)	$(0.024)		$(0.005)		$(0.006)

Net asset value — End of period	$19.000		$20.790		$17.100	$25.780		$24.920		$22.170

Total Return(3)	(8.61	)%(4)	21.89%		(33.53)%	3.55%		12.43%		3.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,972		$52,538		$115,096	$405,461		$805,778		$1,408,499
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.63	%(7)	1.67%		1.61%	1.57%		1.55%		1.58	%(8)
Net investment income	0.30	%(7)	0.73%		0.64%	0.40%		0.28%		0.12	%(8)
Portfolio Turnover of the Portfolio(9)	0	%(4)(10)	2%		1%	2%		1%		0	%(10)

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(9)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(10)	Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Net asset value — Beginning of period	$19.450		$16.080	$24.480	$23.780	$21.240		$20.560

Income (Loss) From Operations

Net investment income(1)	$0.031		$0.112	$0.144	$0.100	$0.065		$0.024
Net realized and unrealized gain (loss)	(1.701)		3.412	(8.362)	0.738	2.571		0.696

Total income (loss) from operations	$(1.670)		$3.524	$(8.218)	$0.838	$2.636		$0.720

Less Distributions

From net investment income	$—		$(0.153)	$(0.182)	$(0.137)	$(0.096)		$(0.040)
Tax return of capital	—		(0.001)	—	(0.001)	(0.000	)(2)	—

Total distributions	$—		$(0.154)	$(0.182)	$(0.138)	$(0.096)		$(0.040)

Net asset value — End of period	$17.780		$19.450	$16.080	$24.480	$23.780		$21.240

Total Return(3)	(8.59	)%(4)	21.90%	(33.56)%	3.52%	12.41%		3.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$237,863		$281,787	$286,459	$538,593	$597,399		$634,290
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.63	%(7)	1.66%	1.61%	1.57%	1.55%		1.58	%(8)
Net investment income	0.32	%(7)	0.67%	0.69%	0.41%	0.29%		0.12	%(8)
Portfolio Turnover of the Portfolio(9)	0	%(4)(10)	2%	1%	2%	1%		0	%(10)

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(9)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(10)	Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Net asset value — Beginning of period	$20.160		$16.640	$25.400	$24.630	$21.990		$21.290

Income (Loss) From Operations

Net investment income(1)	$0.117		$0.263	$0.250	$0.286	$0.240		$0.238
Net realized and unrealized gain (loss)	(1.807)		3.594	(8.580)	0.885	2.732		0.726

Total income (loss) from operations	$(1.690)		$3.857	$(8.330)	$1.171	$2.972		$0.964

Less Distributions

From net investment income	$—		$(0.334)	$(0.430)	$(0.399)	$(0.332)		$(0.264)
Tax return of capital	—		(0.003)	—	(0.002)	(0.000	)(2)	—

Total distributions	$—		$(0.337)	$(0.430)	$(0.401)	$(0.332)		$(0.264)

Net asset value — End of period	$18.470		$20.160	$16.640	$25.400	$24.630		$21.990

Total Return(3)	(8.38	)%(4)	23.16%	(32.77)%	4.73%	13.51%		4.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,468		$12,424	$4,002	$19,344	$18,150		$644
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.64	%(7)	0.67%	0.61%	0.58%	0.55%		0.58	%(8)
Net investment income	1.16	%(7)	1.52%	1.19%	1.12%	1.00%		1.12	%(8)
Portfolio Turnover of the Portfolio(9)	0	%(4)(10)	2%	1%	2%	1%		0	%(10)

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(9)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(10)	Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class S
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Net asset value — Beginning of period	$21.650		$17.840	$27.170	$26.330	$23.470		$22.680

Income (Loss) From Operations

Net investment income(1)	$0.125		$0.299	$0.372	$0.354	$0.288		$0.235
Net realized and unrealized gain (loss)	(1.915)		3.806	(9.323)	0.830	2.852		0.772

Total income (loss) from operations	$(1.790)		$4.105	$(8.951)	$1.184	$3.140		$1.007

Less Distributions

From net investment income	$—		$(0.292)	$(0.379)	$0.342	$(0.280)		$(0.217)
Tax return of capital	—		(0.003)	—	(0.002)	(0.000	)(2)	—

Total distributions	$—		$(0.295)	$(0.379)	$(0.344)	$(0.280)		$(0.217)

Net asset value — End of period	$19.860		$21.650	$17.840	$27.170	$26.330		$23.470

Total Return(3)	(8.27	)%(4)	22.99%	(32.93)%	4.48%	13.37%		4.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,259		$16,435	$18,033	$30,910	$33,127		$32,946
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.81	%(7)	0.72%	0.71%	0.68%	0.68%		0.66	%(8)
Net investment income	1.15	%(7)	1.62%	1.60%	1.29%	1.17%		1.04	%(8)
Portfolio Turnover of the Portfolio(9)	0	%(4)(10)	2%	1%	2%	1%		0	%(10)

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(9)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(10)	Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. Effective March 30, 2001, the Fund was closed to new accounts. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (14.8% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $84,640,503 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2010.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $42,319 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $0 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $1,257,835 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $168,907 and $1,019,551 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets of Class B and Class C shares. At June 30, 2010, the amounts of Uncovered Distribution Charges of

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

EVD calculated under the Class B and Class C Plans were approximately $36,733,000 and $102,472,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $56,302 and $339,850 for Class B and Class C shares, respectively. Pursuant to a servicing agreement, the Fund pays EVD a service fee of 0.10% per annum of its average daily net assets attributable to Class S shares, all of which is paid by EVD to a subagent. Prior to June 1, 2010, the Fund paid EVD a service fee of 0.20% per annum of its average daily net assets attributable to Class S shares, one-half of which was paid by EVD to a subagent. Service fees paid or accrued and the effective annual rate for the six months ended June 30, 2010 amounted to $14,962 and 0.19% (annualized), respectively for Class S shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $368, $20,054 and $1,443 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.
6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,377,973 and $124,580,302, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of common stock as the result of redemptions in-kind of $108,944,542.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	105,935	305,213
Issued to shareholders electing to receive payments of distributions in Fund shares	—	526,716
Redemptions	(3,962,968)	(11,167,987)
Exchange from Class B shares	491,068	3,295,457

Net decrease	(3,365,965)	(7,040,601)

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	26,017	75,488
Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,441
Redemptions	(205,939)	(872,624)
Exchange to Class A shares	(506,245)	(3,411,805)

Net decrease	(686,167)	(4,203,500)

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	47,877	167,874
Issued to shareholders electing to receive payments of distributions in Fund shares	—	85,087
Redemptions	(1,152,554)	(3,580,637)

Net decrease	(1,104,677)	(3,327,676)

	Six Months Ended
	June 30, 2010	Year Ended
Class I	(Unaudited)	December 31, 2009

Sales	4,911,918	14,470,163
Issued to shareholders electing to receive payments of distributions in Fund shares	—	371
Redemptions	(5,232,250)	(14,094,626)

Net increase (decrease)	(320,332)	375,908

	Six Months Ended
	June 30, 2010	Year Ended
Class S	(Unaudited)	December 31, 2009

Issued to shareholders electing to receive payments of distributions in Fund shares	—	564
Redemptions	(141,836)	(252,732)

Net decrease	(141,836)	(252,168)

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

Aerospace & Defense — 4.6%

Boeing Co. (The)	960,677	$60,282,482
General Dynamics Corp.	473,021	27,700,110
Honeywell International, Inc.	293,134	11,441,020
Lockheed Martin Corp.	19,800	1,475,100
Northrop Grumman Corp.	260,685	14,191,691
Raytheon Co.	58,153	2,814,024
Rockwell Collins, Inc.	147,928	7,859,415
United Technologies Corp.	3,660,193	237,583,127

		$363,346,969

Air Freight & Logistics — 2.3%

FedEx Corp.	1,007,275	$70,620,050
United Parcel Service, Inc., Class B	1,962,726	111,659,482

		$182,279,532

Auto Components — 0.3%

Johnson Controls, Inc.	740,109	$19,886,729
WABCO Holdings, Inc.(1)	1,156	36,391

		$19,923,120

Automobiles — 0.0%

DaimlerChrysler AG(1)	17,284	$873,706
Harley-Davidson, Inc.	16,800	373,464

		$1,247,170

Beverages — 5.2%

Brown-Forman Corp., Class A	393,146	$22,881,097
Brown-Forman Corp., Class B	156,213	8,940,070
Coca-Cola Co. (The)	2,755,146	138,087,917
Coca-Cola Enterprises, Inc.	54,516	1,409,784
Molson Coors Brewing Co., Class B	186,000	7,878,960
PepsiCo, Inc.	3,912,963	238,495,095

		$417,692,923

Biotechnology — 2.0%

Amgen, Inc.(1)	2,861,619	$150,521,159
Biogen Idec, Inc.(1)	13,543	642,615
Genzyme Corp.(1)	22,697	1,152,327
Gilead Sciences, Inc.(1)	246,207	8,439,976

		$160,756,077

Capital Markets — 3.7%

Ameriprise Financial, Inc.	74,034	$2,674,848
Bank of New York Mellon Corp. (The)	872,228	21,535,309
Charles Schwab Corp. (The)	718,360	10,186,345
E*Trade Financial Corp.(1)	4,593	54,289
Federated Investors, Inc., Class B	31,821	659,013
Franklin Resources, Inc.	539,468	46,496,747
Goldman Sachs Group, Inc. (The)	557,466	73,178,562
Legg Mason, Inc.	96,941	2,717,256
Morgan Stanley	2,827,051	65,615,854
Northern Trust Corp.	715,649	33,420,808
Piper Jaffray Cos., Inc.(1)	400	12,888
State Street Corp.	529,119	17,894,805
T. Rowe Price Group, Inc.	323,743	14,370,952
UBS AG(1)	92,681	1,225,243
Waddell & Reed Financial, Inc., Class A	273,635	5,987,134

		$296,030,053

Chemicals — 1.0%

Ashland, Inc.	30,391	$1,410,750
Dow Chemical Co. (The)	152,627	3,620,312
E.I. Du Pont de Nemours & Co.	933,833	32,301,284
Ecolab, Inc.	380,814	17,102,357
Monsanto Co.	24,993	1,155,176
PPG Industries, Inc.	4,400	265,804
Sigma-Aldrich Corp.	499,629	24,896,513

		$80,752,196

Commercial Banks — 3.1%

Bank of Montreal	33,047	$1,793,791
BB&T Corp.	1,041,387	27,398,892
Comerica, Inc.	230,933	8,505,262
Fifth Third Bancorp	1,280,030	15,731,569
First Horizon National Corp.(1)	22,556	258,263
HSBC Holdings PLC	220,592	2,022,460
HSBC Holdings PLC ADR	35,973	1,640,009
KeyCorp	123,218	947,546
M&T Bank Corp.	17,293	1,469,040
Marshall & Ilsley Corp.	157,890	1,133,650
PNC Financial Services Group, Inc.	112,126	6,335,119
Regions Financial Corp.	250,097	1,645,638
Royal Bank of Canada	148,562	7,099,778
Societe Generale	577,426	23,760,451
SunTrust Banks, Inc.	269,585	6,281,331
Synovus Financial Corp.	52,977	134,562
Toronto-Dominion Bank	17,915	1,162,863
Trustmark Corp.	102,713	2,138,485

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Commercial Banks (continued)

U.S. Bancorp	2,869,247	$64,127,670
Wells Fargo & Co.	2,683,740	68,703,744
Westamerica Bancorporation	1,968	103,359
Zions Bancorporation	63,405	1,367,646

		$243,761,128

Commercial Services & Supplies — 0.1%

Avery Dennison Corp.	56,594	$1,818,365
Cintas Corp.	207,612	4,976,460
Pitney Bowes, Inc.	15,870	348,505
Waste Management, Inc.	108,828	3,405,228

		$10,548,558

Communications Equipment — 3.7%

Cisco Systems, Inc.(1)	7,130,945	$151,960,438
Juniper Networks, Inc.(1)	109,780	2,505,179
Motorola, Inc.(1)	1,151,307	7,506,522
Nokia Oyj ADR	1,721,613	14,031,146
QUALCOMM, Inc.	3,146,473	103,330,173
Telefonaktiebolaget LM Ericsson ADR	1,750,000	19,285,000

		$298,618,458

Computers & Peripherals — 5.5%

Apple, Inc.(1)	326,406	$82,100,901
Dell, Inc.(1)	4,059,974	48,963,286
EMC Corp.(1)	2,588,992	47,378,554
Hewlett-Packard Co.	1,094,108	47,352,994
International Business Machines Corp.	1,597,299	197,234,481
Lexmark International, Inc., Class A(1)	12,631	417,202
NetApp, Inc.(1)	417,589	15,580,246

		$439,027,664

Construction & Engineering — 0.0%

Jacobs Engineering Group, Inc.(1)	64,781	$2,360,620

		$2,360,620

Construction Materials — 0.0%

Vulcan Materials Co.	22,102	$968,731

		$968,731

Consumer Finance — 0.6%

American Express Co.	614,207	$24,384,018
Capital One Financial Corp.	174,032	7,013,490
Discover Financial Services	1,105,050	15,448,599
SLM Corp.(1)	10,200	105,978

		$46,952,085

Containers & Packaging — 0.1%

Bemis Co., Inc.	133,186	$3,596,022
Temple-Inland, Inc.	90,660	1,873,942

		$5,469,964

Distributors — 0.1%

Genuine Parts Co.	188,424	$7,433,327

		$7,433,327

Diversified Consumer Services — 0.0%

Apollo Group, Inc., Class A(1)	10,887	$462,371
H&R Block, Inc.	22,181	348,020

		$810,391

Diversified Financial Services — 2.3%

Bank of America Corp.	3,727,925	$53,570,282
Citigroup, Inc.(1)	50,008	188,030
CME Group, Inc.	31,832	8,962,299
ING Groep NV ADR(1)	191,170	1,416,570
IntercontinentalExchange, Inc.(1)	13,162	1,487,701
JPMorgan Chase & Co.	3,023,182	110,678,693
Moody’s Corp.	179,602	3,577,672

		$179,881,247

Diversified Telecommunication Services — 0.7%

AT&T, Inc.	1,459,211	$35,298,314
CenturyLink, Inc.	10,594	352,886
Deutsche Telekom AG ADR	158,527	1,850,010
McLeodUSA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	283,026	3,993,497
Verizon Communications, Inc.	436,063	12,218,485
Windstream Corp.	247,947	2,618,321

		$56,331,513

Electric Utilities — 0.0%

Duke Energy Corp.	47,340	$757,440
Exelon Corp.	9,202	349,400
Southern Co.	68,451	2,278,049

		$3,384,889

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Electrical Equipment — 1.3%

Emerson Electric Co.	2,256,079	$98,568,092
Rockwell Automation, Inc.	125,000	6,136,250

		$104,704,342

Electronic Equipment, Instruments & Components — 0.8%

Agilent Technologies, Inc.(1)	456,713	$12,984,351
Corning, Inc.	2,838,521	45,842,114
Flextronics International, Ltd.(1)	161,054	901,902
National Instruments Corp.	35,783	1,137,184
Tyco Electronics, Ltd.	9,480	240,602

		$61,106,153

Energy Equipment & Services — 1.2%

Baker Hughes, Inc.	136,681	$5,681,829
Halliburton Co.	846,351	20,777,917
Schlumberger, Ltd.	1,175,550	65,054,937
Transocean, Ltd.(1)	75,667	3,505,652

		$95,020,335

Food & Staples Retailing — 3.2%

Costco Wholesale Corp.	873,262	$47,880,955
CVS Caremark Corp.	1,951,921	57,230,324
Kroger Co. (The)	35,843	705,749
Safeway, Inc.	177,879	3,497,101
Sysco Corp.	1,234,633	35,273,465
Wal-Mart Stores, Inc.	1,983,397	95,341,894
Walgreen Co.	494,948	13,215,111

		$253,144,599

Food Products — 3.0%

Archer-Daniels-Midland Co.	1,492,098	$38,525,970
Campbell Soup Co.	54,780	1,962,768
ConAgra Foods, Inc.	3,600	83,952
General Mills, Inc.	41,584	1,477,064
H.J. Heinz Co.	75,878	3,279,447
Hershey Co. (The)	511,286	24,505,938
Kraft Foods, Inc., Class A	227,987	6,383,636
Nestle SA	2,750,000	132,601,790
Sara Lee Corp.	1,755,728	24,755,765
Unilever NV	72,175	1,971,821

		$235,548,151

Health Care Equipment & Supplies — 1.4%

Baxter International, Inc.	214,908	$8,733,861
Becton, Dickinson and Co.	63,708	4,307,935
Boston Scientific Corp.(1)	36,529	211,868
CareFusion Corp.(1)	108,237	2,456,980
Covidien PLC	192,843	7,748,432
Hospira, Inc.(1)	43,238	2,484,023
Medtronic, Inc.	1,735,047	62,930,155
St. Jude Medical, Inc.(1)	66,365	2,395,113
Stryker Corp.	148,068	7,412,284
Zimmer Holdings, Inc.(1)	234,861	12,694,237

		$111,374,888

Health Care Providers & Services — 1.3%

AmerisourceBergen Corp.	570,228	$18,104,739
Cardinal Health, Inc.	216,467	7,275,456
CIGNA Corp.	46,467	1,443,265
Express Scripts, Inc.(1)	393,988	18,525,316
Henry Schein, Inc.(1)	756,280	41,519,772
McKesson Corp.	6,462	433,988
Medco Health Solutions, Inc.(1)	138,332	7,619,326
PharMerica Corp.(1)	25,547	374,519
UnitedHealth Group, Inc.	99,763	2,833,269
WellPoint, Inc.(1)	53,673	2,626,220

		$100,755,870

Hotels, Restaurants & Leisure — 2.0%

Carnival Corp.	533,768	$16,141,144
Darden Restaurants, Inc.	19,742	766,977
International Game Technology	459,500	7,214,150
Interval Leisure Group, Inc.(1)	85,966	1,070,277
Marriott International, Inc., Class A	401,544	12,022,227
McDonald’s Corp.	860,566	56,685,483
Starbucks Corp.	2,222,271	54,001,185
Yum! Brands, Inc.	210,518	8,218,623

		$156,120,066

Household Durables — 0.2%

D.R. Horton, Inc.	417,028	$4,099,385
Fortune Brands, Inc.	117,078	4,587,116
Leggett & Platt, Inc.	313,428	6,287,366
Newell Rubbermaid, Inc.	49,838	729,628

		$15,703,495

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Household Products — 2.2%

Clorox Co. (The)	27,272	$1,695,227
Colgate-Palmolive Co.	588,690	46,365,224
Energizer Holdings, Inc.(1)	27,000	1,357,560
Kimberly-Clark Corp.	530,325	32,153,605
Procter & Gamble Co.	1,607,164	96,397,697

		$177,969,313

Independent Power Producers & Energy Traders — 0.0%

AES Corp. (The)(1)	93,180	$860,983

		$860,983

Industrial Conglomerates — 2.0%

3M Co.	869,456	$68,678,329
General Electric Co.	5,978,428	86,208,932
Textron, Inc.	33,277	564,711
Tyco International, Ltd.	23,014	810,783

		$156,262,755

Insurance — 3.0%

Aegon NV ADR(1)	5,136,862	$27,122,632
Aflac, Inc.	136,083	5,806,662
Allstate Corp. (The)	62,008	1,781,490
AON Corp.	26,152	970,762
Berkshire Hathaway, Inc., Class A(1)	673	80,760,000
Berkshire Hathaway, Inc., Class B(1)	943,448	75,183,371
Chubb Corp.	24,930	1,246,749
Cincinnati Financial Corp.	179,991	4,656,367
Hartford Financial Services Group, Inc.	10,762	238,163
Manulife Financial Corp.	69,765	1,017,174
Marsh & McLennan Cos., Inc.	24,256	546,973
Old Republic International Corp.	164,555	1,996,052
Progressive Corp.	1,199,718	22,458,721
Torchmark Corp.	252,479	12,500,235
Travelers Companies, Inc. (The)	77,876	3,835,393

		$240,120,744

Internet & Catalog Retail — 0.1%

Amazon.com, Inc.(1)	59,077	$6,454,753
Expedia, Inc.	119,213	2,238,820
HSN, Inc.(1)	60,017	1,440,408
Liberty Media Corp.-Interactive, Class A(1)	11,902	124,971

		$10,258,952

Internet Software & Services — 1.5%

Akamai Technologies, Inc.(1)	200,000	$8,114,000
AOL, Inc.(1)	38,297	796,195
eBay, Inc.(1)	1,260,217	24,712,855
Google, Inc., Class A(1)	199,296	88,676,755
IAC/InterActiveCorp(1)	13,368	293,695
VeriSign, Inc.(1)	14,758	391,825

		$122,985,325

IT Services — 2.7%

Accenture PLC, Class A	2,738,000	$105,823,700
Automatic Data Processing, Inc.	1,339,373	53,923,157
Broadridge Financial Solutions, Inc.	11,452	218,161
DST Systems, Inc.	600	21,684
Fidelity National Information Services, Inc.	79,251	2,125,512
Fiserv, Inc.(1)	47,355	2,162,229
Paychex, Inc.	757,686	19,677,106
Total System Services, Inc.	52,739	717,250
Western Union Co.	1,947,487	29,037,031

		$213,705,830

Leisure Equipment & Products — 0.0%

Mattel, Inc.	22,565	$477,475

		$477,475

Life Sciences Tools & Services — 0.2%

Life Technologies Corp.(1)	273,569	$12,926,135
Thermo Fisher Scientific, Inc.(1)	18,700	917,235

		$13,843,370

Machinery — 2.8%

Caterpillar, Inc.	121,835	$7,318,628
Danaher Corp.	45,377	1,684,394
Deere & Co.	2,623,301	146,065,400
Dover Corp.	501,284	20,948,658
Illinois Tool Works, Inc.	1,182,752	48,824,003
Parker Hannifin Corp.	30,763	1,706,116

		$226,547,199

Media — 3.0%

Ascent Media Corp., Class A(1)	755	$19,071
CBS Corp., Class B	79,463	1,027,457
Comcast Corp., Class A	216,991	3,769,134
Comcast Corp., Special Class A	1,957,999	32,169,924
DIRECTV, Class A(1)	30,225	1,025,232

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Media (continued)

Discovery Communications, Inc., Class A(1)	7,555	$269,789
Discovery Communications, Inc., Class C(1)	7,555	233,676
Gannett Co., Inc.	5,643	75,955
Liberty Global, Inc., Series A(1)	2,381	61,882
Liberty Global, Inc., Series C(1)	2,382	61,908
Liberty Media Corp.-Capital, Class A(1)	7,556	316,672
Liberty Media Corp.-Starz, Series A(1)	3,022	156,660
Live Nation, Inc.(1)	118,862	1,242,108
McGraw-Hill Cos., Inc. (The)	299,599	8,430,716
New York Times Co. (The), Class A(1)	5,269	45,577
News Corp., Class A	97	1,160
Omnicom Group, Inc.	337,057	11,561,055
Time Warner Cable, Inc.	125,310	6,526,145
Time Warner, Inc.	497,707	14,388,709
Viacom, Inc., Class B(1)	83,155	2,608,572
Walt Disney Co. (The)	4,869,836	153,399,834
Washington Post Co., Class B	1,500	615,720
WPP PLC, ADR	42,292	1,979,689

		$239,986,645

Metals & Mining — 0.3%

Alcoa, Inc.	52,760	$530,766
Freeport-McMoRan Copper & Gold, Inc.	225,000	13,304,250
Nucor Corp.	230,000	8,804,400

		$22,639,416

Multiline Retail — 1.4%

Macy’s, Inc.	94,265	$1,687,343
Sears Holdings Corp.(1)	795	51,397
Target Corp.	2,290,940	112,645,520

		$114,384,260

Oil, Gas & Consumable Fuels — 7.4%

Anadarko Petroleum Corp.	4,229,770	$152,652,399
Apache Corp.	2,145,162	180,601,189
BP PLC ADR	220,725	6,374,538
Chevron Corp.	628,718	42,664,804
ConocoPhillips	490,638	24,085,419
Devon Energy Corp.	568,771	34,649,529
Exxon Mobil Corp.	2,369,437	135,223,770
Hess Corp.	35,579	1,791,047
Marathon Oil Corp.	177,334	5,513,314
Murphy Oil Corp.	78,679	3,898,545
Royal Dutch Shell PLC ADR, Class A	103,442	5,194,857
Royal Dutch Shell PLC ADR, Class B	9,594	463,198
Spectra Energy Corp.	15,677	314,637
Williams Cos., Inc.	2,000	36,560

		$593,463,806

Paper & Forest Products — 0.0%

Neenah Paper, Inc.	975	$17,842
Weyerhaeuser Co.	4,754	167,341

		$185,183

Personal Products — 0.0%

Estee Lauder Cos., Inc., Class A	13,035	$726,441

		$726,441

Pharmaceuticals — 10.1%

Abbott Laboratories	3,382,947	$158,254,261
Allergan, Inc.	82,562	4,810,062
Bristol-Myers Squibb Co.	1,960,710	48,900,107
Eli Lilly & Co.	1,957,965	65,591,828
GlaxoSmithKline PLC ADR	447,876	15,232,263
Johnson & Johnson	3,048,748	180,059,057
King Pharmaceuticals, Inc.(1)	152,305	1,155,995
Merck & Co., Inc.	2,395,509	83,770,950
Novo Nordisk A/S ADR	325,494	26,371,524
Pfizer, Inc.	9,543,425	136,089,240
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	86,921,353

		$807,156,640

Real Estate Management & Development — 0.0%

Forest City Enterprises, Inc., Class A(1)	56,500	$639,580
Forestar Real Estate Group, Inc.(1)	30,220	542,751

		$1,182,331

Road & Rail — 0.1%

Norfolk Southern Corp.	11,936	$633,205
Union Pacific Corp.	132,257	9,193,184

		$9,826,389

Semiconductors & Semiconductor Equipment — 3.7%

Analog Devices, Inc.	560,289	$15,609,652
Applied Materials, Inc.	1,065,614	12,808,680
Broadcom Corp., Class A	961,476	31,699,864
Cypress Semiconductor Corp.(1)	52,742	529,530

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Intel Corp.	10,779,239	$209,656,199
KLA-Tencor Corp.	142,609	3,975,939
Linear Technology Corp.	123,388	3,431,420
Maxim Integrated Products, Inc.	223,099	3,732,446
NVIDIA Corp.(1)	134,500	1,373,245
Texas Instruments, Inc.	547,787	12,752,481
Verigy, Ltd.(1)	3,479	30,232
Xilinx, Inc.	24,607	621,573

		$296,221,261

Software — 3.1%

Activision Blizzard, Inc.	846,350	$8,878,211
Adobe Systems, Inc.(1)	409,776	10,830,380
CA, Inc.	45,408	835,507
Electronic Arts, Inc.(1)	21,405	308,232
Microsoft Corp.	3,210,367	73,870,545
Oracle Corp.	6,989,058	149,985,185
Symantec Corp.(1)	186,371	2,586,829

		$247,294,889

Specialty Retail — 2.7%

Best Buy Co., Inc.	148,536	$5,029,429
Gap, Inc. (The)	89,138	1,734,625
Home Depot, Inc.	3,945,465	110,749,203
Limited Brands, Inc.	41,877	924,225
Lowe’s Companies, Inc.	1,003,622	20,493,961
Sherwin-Williams Co. (The)	500	34,595
Staples, Inc.	257,430	4,904,042
TJX Companies, Inc. (The)	1,701,405	71,373,940

		$215,244,020

Textiles, Apparel & Luxury Goods — 2.7%

Coach, Inc.	10,800	$394,740
Hanesbrands, Inc.(1)	236,598	5,692,548
NIKE, Inc., Class B	3,058,444	206,597,892

		$212,685,180

Thrifts & Mortgage Finance — 0.0%

Tree.com, Inc.(1)	13,436	$84,916

		$84,916

Tobacco — 0.3%

Altria Group, Inc.	259,178	$5,193,927
Philip Morris International, Inc.	346,919	15,902,767

		$21,096,694

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	22,000	$1,045,000
Sprint Nextel Corp.(1)	229,998	975,192
Vodafone Group PLC ADR	258,791	5,349,210

		$7,369,402

Total Common Stocks
(identified cost $6,910,586,587)		$7,903,633,933

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%

Wells Fargo & Co.	166	$66

Total Preferred Stocks
(identified cost $4,929)		$66

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Independent Power Producers & Energy Traders — 0.0%

Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks
(identified cost $16,626,069)		$0

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(3)	$56,189	$56,188,750

Total Short-Term Investments
(identified cost $56,188,750)		$56,188,750

Total Investments — 99.8%
(identified cost $6,983,406,335)		$7,959,822,749

Other Assets, Less Liabilities — 0.2%		$13,754,077

Net Assets — 100.0%		$7,973,576,826

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended June 30, 2010 was $40,745 and $0, respectively.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $6,927,217,585)	$7,903,633,999
Affiliated investments, at value (identified cost, $56,188,750)	56,188,750
Cash	121,995
Dividends and interest receivable	9,916,626
Receivable for investments sold	6,387,721
Tax reclaims receivable	1,205,198

Total assets	$7,977,454,289

Liabilities

Payable to affiliates:
Investment adviser fee	$3,220,115
Trustees’ fees	12,625
Accrued expenses	644,723

Total liabilities	$3,877,463

Net Assets applicable to investors’ interest in Portfolio	$7,973,576,826

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$6,997,163,844
Net unrealized appreciation	976,412,982

Total	$7,973,576,826

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $1,920,484)	$88,450,176
Interest allocated from affiliated investments	60,115
Expenses allocated from affiliated investments	(19,370)

Total investment income	$88,490,921

Expenses

Investment adviser fee	$20,916,721
Trustees’ fees and expenses	25,250
Custodian fee	664,246
Legal and accounting services	88,648
Printing and postage	44,943
Miscellaneous	130,869

Total expenses	$21,870,677

Deduct —
Reduction of custodian fee	$38

Total expense reductions	$38

Net expenses	$21,870,639

Net investment income	$66,620,282

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions(1)	$86,308,767
Investment transactions allocated from affiliated investments	9,257
Foreign currency transactions	9,852

Net realized gain	$86,327,876

Change in unrealized appreciation (depreciation) —
Investments	$(842,500,094)
Foreign currency	(180,975)

Net change in unrealized appreciation (depreciation)	$(842,681,069)

Net realized and unrealized loss	$(756,353,193)

Net decrease in net assets from operations	$(689,732,911)

(1)	Includes net realized gains of $86,419,296 from redemptions in-kind.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$66,620,282	$171,051,571
Net realized gain (loss) from investment transactions and foreign currency transactions	86,327,876	(446,364,875)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(842,681,069)	2,039,540,383

Net increase (decrease) in net assets from operations	$(689,732,911)	$1,764,227,079

Capital transactions —
Contributions	$28,546,028	$362,235,165
Withdrawals	(844,715,555)	(3,249,726,036)

Net decrease from capital transactions	$(816,169,527)	$(2,887,490,871)

Net decrease in net assets	$(1,505,902,438)	$(1,123,263,792)

Net Assets

At beginning of period	$9,479,479,264	$10,602,743,056

At end of period	$7,973,576,826	$9,479,479,264

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.47%	0.45%	0.44%	0.45%	0.45	%(3)
Net investment income	1.46	%(2)	1.86%	1.84%	1.52%	1.39%	1.25	%(3)
Portfolio Turnover(4)	0	%(5)(6)	2%	1%	2%	1%	0	%(5)

Total Return	(8.08	)%(6)	23.32%	(32.76)%	4.72%	13.69%	4.70%

Net assets, end of period (000’s omitted)	$7,973,577		$9,479,479	$10,602,743	$19,864,161	$20,387,292	$19,032,607

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(4)	Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(5)	Amounts to less than 1%.

(6)	Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 7.0%, 14.8%, 6.2%, and 1.5% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held 70.6% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000
$1.5 billion but less than $7 billion	0.4375
$7 billion but less than $10 billion	0.4250
$10 billion but less than $15 billion	0.4125
$15 billion but less than $20 billion	0.4000
$20 billion but less than $25 billion	0.3900
$25 billion and over	0.3800

Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, another affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee totaled $20,928,748 of which $12,027 was allocated from Cash Management Portfolio and $20,916,721 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $94,619,540 and $23,503,756, respectively, for the six months ended June 30, 2010. In addition, investors contributed securities with a value of $20,461,069, and investments having an aggregate market value of $761,783,332 at dates of withdrawal were distributed in payment for capital withdrawals during the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,048,801,001

Gross unrealized appreciation	$5,918,553,537
Gross unrealized depreciation	(7,531,789)

Net unrealized appreciation	$5,911,021,748

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings for the six months ended June 30, 2010.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $0 for the six months ended June 30, 2010. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans. At June 30, 2010, the Portfolio had no securities on loan.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$994,203,115	$—		$—	$994,203,115
Consumer Staples	973,576,331	132,601,790		—	1,106,178,121
Energy	688,484,141	—		—	688,484,141
Financials	982,229,593	25,782,911		—	1,008,012,504
Health Care	1,193,886,845	—		—	1,193,886,845
Industrials	1,055,912,755	—		—	1,055,912,755
Information Technology	1,678,959,580	—		—	1,678,959,580
Materials	110,050,085	—		—	110,050,085
Telecommunication Services	63,700,915	—		0	63,700,915
Utilities	4,245,872	—		—	4,245,872

Total Common Stocks	$7,745,249,232	$158,384,701	*	$0	$7,903,633,933

Convertible Preferred Stocks	$—	$—		$0	$0
Preferred Stocks	66	—		—	66
Short-Term Investments	—	56,188,750		—	56,188,750

Total	$7,745,249,298	$214,573,451		$0	$7,959,822,749

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
and Convertible
Preferred
Stocks*

Balance as of December 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of June 30, 2010	$0

*	All Level 3 investments held at December 31, 2009 and June 30, 2010 were valued at $0.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Growth Fund 1.1

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Growth Fund 1.1

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Tax-Managed Growth Fund 1.1

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President

Michael A. Allison
Vice President

Yana S. Barton
Vice President

Thomas E. Faust Jr.
Vice President and Trustee

Lewis R. Piantedosi
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.1
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1096-8/10	TGSRC1.1

Eaton Vance
Investment Managers

Semiannual Report June 30, 2010

WALL ST

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Semi annual Report June 30, 2010 EATON VANCE TAX-MANAGED GROWTH FUND 1.2

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010
INVESTMENT UPDATE

Economic and Market Conditions
• • •	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around

   Michael A. Allison, CFA
     Co-Portfolio Manager

     Yana S. Barton, CFA
    Co-Portfolio Manager the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.[1]

In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.

Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	For the six months ending June 30, 2010, Eaton Vance Tax-Managed Growth Fund 1.2

       Lewis R. Piantedosi
     Co-Portfolio Manager

Duncan W. Richardson, CFA
    Co-Portfolio Manager (the Fund)[2] underperformed the S&P 500 Index (the Index). Each of the ten economic sectors represented in the S&P 500 Index posted negative returns for the period, with most of the losses coming in the second quarter of 2010. Consumer discretionary, consumer staples, industrials and financials registered the smallest decreases, at less than 5% each. Energy, materials and information technology were hit the hardest.

• The Fund’s underperformance of the Index was a function of security selection, most notably in the oil & gas industry, where its holdings were impacted by the oil spill in the Gulf of Mexico. Among the financials sector, Fund investments within commercial banks and diversified financial services lagged those represented in the Index.

Total Return Performance
12/31/09 – 6/30/10

Class A3	-8.40%
Class B3	-8.68
Class C3	-8.70
Class I3	-8.28
S&P 500 Index[1]	-6.64
Lipper Large-Cap Core Funds Classification[1]	-7.87

See pages 3 and 4 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests its assets in Tax-Managed Growth Portfolio, a separate registered investment company with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value.

1

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010
INVESTMENT UPDATE

•	Making a positive contribution to the Fund’s relative performance were its emphasis of the consumer staples sector, particularly within the less-cyclical food products and beverages industries, and selectiveness in specialty retail and textile apparel industries within the consumer discretionary sector. Additionally, the Fund benefited from an underweight of the lagging materials, telecommunications and utilities sectors.
•	The Fund remains broadly diversified across economic sectors, industries and individual issues. As of June 30, 2010, the Fund’s most substantive overweights were in the industrials, health care, and information technology sectors. The most meaningful underweights were held in financials, utilities, and telecommunication services.
•	As always, we thank you for your continued confidence and participation in the Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition

Top 10 Holdings*
By net assets

PepsiCo, Inc.	3.0%
United Technologies Corp.	3.0
Intel Corp.	2.6
NIKE, Inc., Class B	2.6
International Business Machines Corp.	2.5
Apache Corp.	2.3
Johnson & Johnson	2.3
Abbott Laboratories	2.0
Walt Disney Co. (The)	1.9
Anadarko Petroleum Corp.	1.9

*	Top 10 Holdings represented 24.1% of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

Sector Weightings**
By net assets

**	As a percentage of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

2

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EXTGX	EYTGX	EZTGX	EITGX

Average Annual Total Returns (at net asset value)

Six Months	-8.40%	-8.68%	-8.70%	-8.28%
One Year	11.31	10.44	10.58	11.65
Five Years	-1.26	-2.00	-2.00	-0.99
Life of Fund†	-0.65	-1.42	-1.41	-0.44

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-13.69%	-13.24%	-9.62%	-8.28%
One Year	4.91	5.44	9.58	11.65
Five Years	-2.43	-2.39	-2.00	-0.99
Life of Fund†	-1.28	-1.42	-1.41	-0.44

†	Inception Dates – Class A, Class B, Class C and Class I: 2/28/01

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.09%	1.85%	1.84%	0.85%

[2]	Source: Prospectus dated 5/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010
FUND PERFORMANCE

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended June 30, 2010)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	11.31%	-1.26%	-0.65%
Return After Taxes on Distributions	11.11	-1.43	-0.75
Return After Taxes on Distributions and Sale of Fund Shares	7.67	-1.05	-0.54

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	4.91%	-2.43%	-1.28%
Return After Taxes on Distributions	4.72	-2.59	-1.38
Return After Taxes on Distributions and Sale of Fund Shares	3.49	-2.03	-1.07

Average Annual Total Returns
(For the periods ended June 30, 2010)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	10.58%	-2.00%	-1.41%
Return After Taxes on Distributions	10.49	-2.05	-1.44
Return After Taxes on Distributions and Sale of Fund Shares	7.02	-1.68	-1.18

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	9.58%	-2.00%	-1.41%
Return After Taxes on Distributions	9.49	-2.05	-1.44
Return After Taxes on Distributions and Sale of Fund Shares	6.37	-1.68	-1.18

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Average Annual Total Returns
(For the periods ended June 30, 2010)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	10.44%	-2.00%	-1.42%
Return After Taxes on Distributions	10.41	-2.04	-1.44
Return After Taxes on Distributions and Sale of Fund Shares	6.84	-1.68	-1.19

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	5.44%	-2.39%	-1.42%
Return After Taxes on Distributions	5.41	-2.43	-1.44
Return After Taxes on Distributions and Sale of Fund Shares	3.59	-2.01	-1.19

Average Annual Total Returns
(For the periods ended June 30, 2010)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Life of Fund
Return Before Taxes	11.65%	-0.99%	-0.44%
Return After Taxes on Distributions	11.42	-1.19	-0.56
Return After Taxes on Distributions and Sale of Fund Shares	7.94	-0.81	-0.36

Class A, Class B, Class C and Class I of the Fund commenced investment operations on 2/28/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

4

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$916.00	$5.04
Class B	$1,000.00	$913.20	$8.59
Class C	$1,000.00	$913.00	$8.59
Class I	$1,000.00	$917.20	$3.85

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.31
Class B	$1,000.00	$1,015.80	$9.05
Class C	$1,000.00	$1,015.80	$9.05
Class I	$1,000.00	$1,020.80	$4.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% for Class A shares, 1.81% for Class B shares, 1.81% for Class C shares and 0.81% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $399,753,201)	$495,064,766
Receivable for Fund shares sold	293,651

Total assets	$495,358,417

Liabilities

Payable for Fund shares redeemed	$551,218
Payable to affiliates:
Distribution and service fees	230,693
Administration fee	64,932
Trustees’ fees	125
Accrued expenses	158,584

Total liabilities	$1,005,552

Net Assets	$494,352,865

Sources of Net Assets

Paid-in capital	$640,069,711
Accumulated net realized loss from Portfolio	(242,733,062)
Accumulated undistributed net investment income	1,704,651
Net unrealized appreciation from Portfolio	95,311,565

Total	$494,352,865

Class A Shares

Net Assets	$299,432,659
Shares Outstanding	33,907,228
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.83
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.37

Class B Shares

Net Assets	$47,536,997
Shares Outstanding	5,507,229
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.63

Class C Shares

Net Assets	$140,660,363
Shares Outstanding	16,361,042
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.60

Class I Shares

Net Assets	$6,722,846
Shares Outstanding	759,070
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $121,478)	$5,577,828
Interest allocated from Portfolio	3,794
Expenses allocated from Portfolio	(1,382,316)

Total investment income from Portfolio	$4,199,306

Expenses

Administration fee	$431,423
Distribution and service fees
Class A	420,986
Class B	337,059
Class C	809,941
Trustees’ fees and expenses	250
Custodian fee	15,304
Transfer and dividend disbursing agent fees	306,288
Legal and accounting services	10,368
Printing and postage	39,624
Registration fees	24,029
Miscellaneous	103,854

Total expenses	$2,499,126

Net investment income	$1,700,180

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$6,753,216
Foreign currency transactions	624

Net realized gain	$6,753,840

Change in unrealized appreciation (depreciation) —
Investments	$(53,631,385)
Foreign currency	(11,471)

Net change in unrealized appreciation (depreciation)	$(53,642,856)

Net realized and unrealized loss	$(46,889,016)

Net decrease in net assets from operations	$(45,188,836)

(1)	Includes net realized gains of $6,876,911 from redemptions in-kind.

See notes to financial statements

6

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$1,700,180	$5,168,875
Net realized gain (loss) from investment and foreign currency transactions(1)	6,753,840	(24,339,752)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(53,642,856)	129,544,775

Net increase (decrease) in net assets from operations	$(45,188,836)	$110,373,898

Distributions to shareholders —
From net investment income
Class A	$—	$(4,079,373)
Class B	—	(171,752)
Class C	—	(918,655)
Class I	—	(99,574)
Tax return of capital
Class A	—	(63,873)
Class B	—	(2,689)
Class C	—	(14,384)
Class I	—	(1,559)

Total distributions to shareholders	$—	$(5,351,859)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,531,511	$28,973,785
Class B	950,333	1,384,861
Class C	2,476,307	7,078,810
Class I	55,220,725	140,022,765
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	3,370,297
Class B	—	149,964
Class C	—	707,817
Class I	—	30,559
Cost of shares redeemed
Class A	(44,248,315)	(114,627,326)
Class B	(7,929,474)	(32,256,080)
Class C	(17,534,036)	(41,214,287)
Class I	(57,297,547)	(135,557,954)
Net asset value of shares exchanged
Class A	25,610,826	42,301,475
Class B	(25,610,826)	(42,301,475)

Net decrease in net assets from Fund share transactions	$(60,830,496)	$(141,936,789)

Net decrease in net assets	$(106,019,332)	$(36,914,750)

Net Assets

At beginning of period	$600,372,197	$637,286,947

At end of period	$494,352,865	$600,372,197

Accumulated undistributed net investment income included in net assets

At end of period	$1,704,651	$4,471

(1)	Includes net realized gains of $6,876,911 from redemptions in-kind.

See notes to financial statements

7

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.640		$7.960	$12.130	$11.770	$10.500	$10.150

Income (Loss) From Operations

Net investment income(1)	$0.043		$0.102	$0.133	$0.124	$0.099	$0.072
Net realized and unrealized gain (loss)	(0.853)		1.697	(4.150)	0.365	1.274	0.347

Total income (loss) from operations	$(0.810)		$1.799	$(4.017)	$0.489	$1.373	$0.419

Less Distributions

From net investment income	$—		$(0.117)	$(0.153)	$(0.128)	$(0.103)	$(0.069)
Tax return of capital	—		(0.002)	—	(0.001)	—	—

Total distributions	$—		$(0.119)	$(0.153)	$(0.129)	$(0.103)	$(0.069)

Net asset value — End of period	$8.830		$9.640	$7.960	$12.130	$11.770	$10.500

Total Return(2)	(8.40	)%(3)	22.59%	(33.10)%	4.13%	13.07%	4.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$299,433		$337,780	$321,130	$645,235	$661,149	$637,731
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.06	%(6)	1.09%	1.02%	0.96%	0.95%	0.99	%(7)
Net investment income	0.89	%(6)	1.23%	1.28%	1.01%	0.90%	0.71	%(7)
Portfolio Turnover of the Portfolio(8)	0	%(3)(9)	2%	1%	2%	1%	0	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(9)	Amounts to less than 1%.

See notes to financial statements

8

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007		2006	2005

Net asset value — Beginning of period	$9.450		$7.780		$11.820	$11.460		$10.230	$9.900

Income (Loss) From Operations

Net investment income (loss)(1)	$0.006		$0.042		$0.053	$0.031		$0.015	$(0.004)
Net realized and unrealized gain (loss)	(0.826)		1.648		(4.030)	0.359		1.230	0.334

Total income (loss) from operations	$(0.820)		$1.690		$(3.977)	$0.390		$1.245	$0.330

Less Distributions

From net investment income	$—		$(0.020)		$(0.063)	$(0.030)		$(0.015)	$—
Tax return of capital	—		(0.000	)(2)	—	(0.000	)(2)	—	—

Total distributions	$—		$(0.020)		$(0.063)	$(0.030)		$(0.015)	$—

Net asset value — End of period	$8.630		$9.450		$7.780	$11.820		$11.460	$10.230

Total Return(3)	(8.68	)%(4)	21.71%		(33.64)%	3.39%		12.17%	3.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,537		$84,049		$139,837	$279,132		$327,224	$350,939
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.81	%(7)	1.85%		1.77%	1.71%		1.70%	1.74	%(8)
Net investment income (loss)	0.12	%(7)	0.53%		0.53%	0.26%		0.14%	(0.04	)%(8)
Portfolio Turnover of the Portfolio(9)	0	%(4)(10)	2%		1%	2%		1%	0	%(10)

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(9)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(10)	Amounts to less than 1%.

See notes to financial statements

9

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.420		$7.780	$11.820	$11.470		$10.230	$9.900

Income (Loss) From Operations

Net investment income (loss)(1)	$0.007		$0.039	$0.054	$0.031		$0.016	$(0.004)
Net realized and unrealized gain (loss)	(0.827)		1.653	(4.032)	0.356		1.244	0.334

Total income (loss) from operations	$(0.820)		$1.692	$(3.978)	$0.387		$1.260	$0.330

Less Distributions

From net investment income	$—		$(0.051)	$(0.062)	$(0.037)		$(0.020)	$—
Tax return of capital	—		(0.001)	—	(0.000	)(2)	—	—

Total distributions	$—		$(0.052)	$(0.062)	$(0.037)		$(0.020)	$—

Net asset value — End of period	$8.600		$9.420	$7.780	$11.820		$11.470	$10.230

Total Return(3)	(8.70	)%(4)	21.74%	(33.65)%	3.37%		12.32%	3.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$140,660		$168,916	$173,161	$338,284		$351,954	$349,504
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.81	%(7)	1.84%	1.77%	1.71%		1.70%	1.74	%(8)
Net investment income (loss)	0.14	%(7)	0.49%	0.53%	0.26%		0.15%	(0.04	)%(8)
Portfolio Turnover of the Portfolio(9)	0	%(4)(10)	2%	1%	2%		1%	0	%(10)

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(9)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(10)	Amounts to less than 1%.

See notes to financial statements

10

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.660		$7.970	$12.160	$11.790	$10.510	$10.160

Income (Loss) From Operations

Net investment income(1)	$0.053		$0.115	$0.127	$0.145	$0.126	$0.098
Net realized and unrealized gain (loss)	(0.853)		1.716	(4.132)	0.385	1.285	0.348

Total income (loss) from operations	$(0.800)		$1.831	$(4.005)	$0.530	$1.411	$0.446

Less Distributions

From net investment income	$—		$(0.139)	$(0.185)	$(0.158)	$(0.131)	$(0.096)
Tax return of capital	—		(0.002)	—	(0.002)	—	—

Total distributions	$—		$(0.141)	$(0.185)	$(0.160)	$(0.131)	$(0.096)

Net asset value — End of period	$8.860		$9.660	$7.970	$12.160	$11.790	$10.510

Total Return(2)	(8.28	)%(3)	22.96%	(32.92)%	4.48%	13.41%	4.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,723		$9,627	$3,160	$14,398	$11,762	$8,107
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.81	%(6)	0.85%	0.77%	0.71%	0.70%	0.74	%(7)
Net investment income	1.09	%(6)	1.38%	1.25%	1.18%	1.13%	0.96	%(7)
Portfolio Turnover of the Portfolio(8)	0	%(3)(9)	2%	1%	2%	1%	0	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(9)	Amounts to less than 1%.

See notes to financial statements

11

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (6.2% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $45,267,487 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2010 ($7,714,130), December 31, 2011 ($20,145,448), December 31, 2013 ($1,943,650), December 31, 2016 ($5,627,596) and December 31, 2017 ($9,836,663).

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the

12

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2010, the administration fee amounted to $431,423. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $17,562 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $0 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $420,986 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $252,794 and $607,456 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets of Class B and Class C shares. At June 30, 2010, the amounts

13

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $13,333,000 and $30,243,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $84,265 and $202,485 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $0, $4,645 and $240 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $885,086 and $64,901,071, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of common stock as the result of redemptions in-kind of $54,845,641.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	720,390	3,545,050
Issued to shareholders electing to receive payments of distributions in Fund shares	—	346,237
Redemptions	(4,519,133)	(14,202,511)
Exchange from Class B shares	2,651,829	4,998,996

Net decrease	(1,146,914)	(5,312,228)

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	96,314	171,384
Issued to shareholders electing to receive payments of distributions in Fund shares	—	15,719
Redemptions	(6,078,193)	(4,130,850)
Exchange to Class A shares	2,596,497	(5,132,625)

Net decrease	(3,385,382)	(9,076,372)

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	258,310	886,610
Issued to shareholders electing to receive payments of distributions in Fund shares	—	74,398
Redemptions	(1,837,168)	(5,279,847)

Net decrease	(1,578,858)	(4,318,839)

	Six Months Ended
	June 30, 2010	Year Ended
Class I	(Unaudited)	December 31, 2009

Sales	5,619,160	17,329,932
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,134
Redemptions	(5,857,143)	(16,732,611)

Net increase (decrease)	(237,983)	600,455

14

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

Aerospace & Defense — 4.6%

Boeing Co. (The)	960,677	$60,282,482
General Dynamics Corp.	473,021	27,700,110
Honeywell International, Inc.	293,134	11,441,020
Lockheed Martin Corp.	19,800	1,475,100
Northrop Grumman Corp.	260,685	14,191,691
Raytheon Co.	58,153	2,814,024
Rockwell Collins, Inc.	147,928	7,859,415
United Technologies Corp.	3,660,193	237,583,127

		$363,346,969

Air Freight & Logistics — 2.3%

FedEx Corp.	1,007,275	$70,620,050
United Parcel Service, Inc., Class B	1,962,726	111,659,482

		$182,279,532

Auto Components — 0.3%

Johnson Controls, Inc.	740,109	$19,886,729
WABCO Holdings, Inc.(1)	1,156	36,391

		$19,923,120

Automobiles — 0.0%

DaimlerChrysler AG(1)	17,284	$873,706
Harley-Davidson, Inc.	16,800	373,464

		$1,247,170

Beverages — 5.2%

Brown-Forman Corp., Class A	393,146	$22,881,097
Brown-Forman Corp., Class B	156,213	8,940,070
Coca-Cola Co. (The)	2,755,146	138,087,917
Coca-Cola Enterprises, Inc.	54,516	1,409,784
Molson Coors Brewing Co., Class B	186,000	7,878,960
PepsiCo, Inc.	3,912,963	238,495,095

		$417,692,923

Biotechnology — 2.0%

Amgen, Inc.(1)	2,861,619	$150,521,159
Biogen Idec, Inc.(1)	13,543	642,615
Genzyme Corp.(1)	22,697	1,152,327
Gilead Sciences, Inc.(1)	246,207	8,439,976

		$160,756,077

Capital Markets — 3.7%

Ameriprise Financial, Inc.	74,034	$2,674,848
Bank of New York Mellon Corp. (The)	872,228	21,535,309
Charles Schwab Corp. (The)	718,360	10,186,345
E*Trade Financial Corp.(1)	4,593	54,289
Federated Investors, Inc., Class B	31,821	659,013
Franklin Resources, Inc.	539,468	46,496,747
Goldman Sachs Group, Inc. (The)	557,466	73,178,562
Legg Mason, Inc.	96,941	2,717,256
Morgan Stanley	2,827,051	65,615,854
Northern Trust Corp.	715,649	33,420,808
Piper Jaffray Cos., Inc.(1)	400	12,888
State Street Corp.	529,119	17,894,805
T. Rowe Price Group, Inc.	323,743	14,370,952
UBS AG(1)	92,681	1,225,243
Waddell & Reed Financial, Inc., Class A	273,635	5,987,134

		$296,030,053

Chemicals — 1.0%

Ashland, Inc.	30,391	$1,410,750
Dow Chemical Co. (The)	152,627	3,620,312
E.I. Du Pont de Nemours & Co.	933,833	32,301,284
Ecolab, Inc.	380,814	17,102,357
Monsanto Co.	24,993	1,155,176
PPG Industries, Inc.	4,400	265,804
Sigma-Aldrich Corp.	499,629	24,896,513

		$80,752,196

Commercial Banks — 3.1%

Bank of Montreal	33,047	$1,793,791
BB&T Corp.	1,041,387	27,398,892
Comerica, Inc.	230,933	8,505,262
Fifth Third Bancorp	1,280,030	15,731,569
First Horizon National Corp.(1)	22,556	258,263
HSBC Holdings PLC	220,592	2,022,460
HSBC Holdings PLC ADR	35,973	1,640,009
KeyCorp	123,218	947,546
M&T Bank Corp.	17,293	1,469,040
Marshall & Ilsley Corp.	157,890	1,133,650
PNC Financial Services Group, Inc.	112,126	6,335,119
Regions Financial Corp.	250,097	1,645,638
Royal Bank of Canada	148,562	7,099,778
Societe Generale	577,426	23,760,451
SunTrust Banks, Inc.	269,585	6,281,331
Synovus Financial Corp.	52,977	134,562
Toronto-Dominion Bank	17,915	1,162,863
Trustmark Corp.	102,713	2,138,485

See notes to financial statements

15

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Commercial Banks (continued)

U.S. Bancorp	2,869,247	$64,127,670
Wells Fargo & Co.	2,683,740	68,703,744
Westamerica Bancorporation	1,968	103,359
Zions Bancorporation	63,405	1,367,646

		$243,761,128

Commercial Services & Supplies — 0.1%

Avery Dennison Corp.	56,594	$1,818,365
Cintas Corp.	207,612	4,976,460
Pitney Bowes, Inc.	15,870	348,505
Waste Management, Inc.	108,828	3,405,228

		$10,548,558

Communications Equipment — 3.7%

Cisco Systems, Inc.(1)	7,130,945	$151,960,438
Juniper Networks, Inc.(1)	109,780	2,505,179
Motorola, Inc.(1)	1,151,307	7,506,522
Nokia Oyj ADR	1,721,613	14,031,146
QUALCOMM, Inc.	3,146,473	103,330,173
Telefonaktiebolaget LM Ericsson ADR	1,750,000	19,285,000

		$298,618,458

Computers & Peripherals — 5.5%

Apple, Inc.(1)	326,406	$82,100,901
Dell, Inc.(1)	4,059,974	48,963,286
EMC Corp.(1)	2,588,992	47,378,554
Hewlett-Packard Co.	1,094,108	47,352,994
International Business Machines Corp.	1,597,299	197,234,481
Lexmark International, Inc., Class A(1)	12,631	417,202
NetApp, Inc.(1)	417,589	15,580,246

		$439,027,664

Construction & Engineering — 0.0%

Jacobs Engineering Group, Inc.(1)	64,781	$2,360,620

		$2,360,620

Construction Materials — 0.0%

Vulcan Materials Co.	22,102	$968,731

		$968,731

Consumer Finance — 0.6%

American Express Co.	614,207	$24,384,018
Capital One Financial Corp.	174,032	7,013,490
Discover Financial Services	1,105,050	15,448,599
SLM Corp.(1)	10,200	105,978

		$46,952,085

Containers & Packaging — 0.1%

Bemis Co., Inc.	133,186	$3,596,022
Temple-Inland, Inc.	90,660	1,873,942

		$5,469,964

Distributors — 0.1%

Genuine Parts Co.	188,424	$7,433,327

		$7,433,327

Diversified Consumer Services — 0.0%

Apollo Group, Inc., Class A(1)	10,887	$462,371
H&R Block, Inc.	22,181	348,020

		$810,391

Diversified Financial Services — 2.3%

Bank of America Corp.	3,727,925	$53,570,282
Citigroup, Inc.(1)	50,008	188,030
CME Group, Inc.	31,832	8,962,299
ING Groep NV ADR(1)	191,170	1,416,570
IntercontinentalExchange, Inc.(1)	13,162	1,487,701
JPMorgan Chase & Co.	3,023,182	110,678,693
Moody’s Corp.	179,602	3,577,672

		$179,881,247

Diversified Telecommunication Services — 0.7%

AT&T, Inc.	1,459,211	$35,298,314
CenturyLink, Inc.	10,594	352,886
Deutsche Telekom AG ADR	158,527	1,850,010
McLeodUSA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	283,026	3,993,497
Verizon Communications, Inc.	436,063	12,218,485
Windstream Corp.	247,947	2,618,321

		$56,331,513

Electric Utilities — 0.0%

Duke Energy Corp.	47,340	$757,440
Exelon Corp.	9,202	349,400
Southern Co.	68,451	2,278,049

		$3,384,889

See notes to financial statements

16

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Electrical Equipment — 1.3%

Emerson Electric Co.	2,256,079	$98,568,092
Rockwell Automation, Inc.	125,000	6,136,250

		$104,704,342

Electronic Equipment, Instruments & Components — 0.8%

Agilent Technologies, Inc.(1)	456,713	$12,984,351
Corning, Inc.	2,838,521	45,842,114
Flextronics International, Ltd.(1)	161,054	901,902
National Instruments Corp.	35,783	1,137,184
Tyco Electronics, Ltd.	9,480	240,602

		$61,106,153

Energy Equipment & Services — 1.2%

Baker Hughes, Inc.	136,681	$5,681,829
Halliburton Co.	846,351	20,777,917
Schlumberger, Ltd.	1,175,550	65,054,937
Transocean, Ltd.(1)	75,667	3,505,652

		$95,020,335

Food & Staples Retailing — 3.2%

Costco Wholesale Corp.	873,262	$47,880,955
CVS Caremark Corp.	1,951,921	57,230,324
Kroger Co. (The)	35,843	705,749
Safeway, Inc.	177,879	3,497,101
Sysco Corp.	1,234,633	35,273,465
Wal-Mart Stores, Inc.	1,983,397	95,341,894
Walgreen Co.	494,948	13,215,111

		$253,144,599

Food Products — 3.0%

Archer-Daniels-Midland Co.	1,492,098	$38,525,970
Campbell Soup Co.	54,780	1,962,768
ConAgra Foods, Inc.	3,600	83,952
General Mills, Inc.	41,584	1,477,064
H.J. Heinz Co.	75,878	3,279,447
Hershey Co. (The)	511,286	24,505,938
Kraft Foods, Inc., Class A	227,987	6,383,636
Nestle SA	2,750,000	132,601,790
Sara Lee Corp.	1,755,728	24,755,765
Unilever NV	72,175	1,971,821

		$235,548,151

Health Care Equipment & Supplies — 1.4%

Baxter International, Inc.	214,908	$8,733,861
Becton, Dickinson and Co.	63,708	4,307,935
Boston Scientific Corp.(1)	36,529	211,868
CareFusion Corp.(1)	108,237	2,456,980
Covidien PLC	192,843	7,748,432
Hospira, Inc.(1)	43,238	2,484,023
Medtronic, Inc.	1,735,047	62,930,155
St. Jude Medical, Inc.(1)	66,365	2,395,113
Stryker Corp.	148,068	7,412,284
Zimmer Holdings, Inc.(1)	234,861	12,694,237

		$111,374,888

Health Care Providers & Services — 1.3%

AmerisourceBergen Corp.	570,228	$18,104,739
Cardinal Health, Inc.	216,467	7,275,456
CIGNA Corp.	46,467	1,443,265
Express Scripts, Inc.(1)	393,988	18,525,316
Henry Schein, Inc.(1)	756,280	41,519,772
McKesson Corp.	6,462	433,988
Medco Health Solutions, Inc.(1)	138,332	7,619,326
PharMerica Corp.(1)	25,547	374,519
UnitedHealth Group, Inc.	99,763	2,833,269
WellPoint, Inc.(1)	53,673	2,626,220

		$100,755,870

Hotels, Restaurants & Leisure — 2.0%

Carnival Corp.	533,768	$16,141,144
Darden Restaurants, Inc.	19,742	766,977
International Game Technology	459,500	7,214,150
Interval Leisure Group, Inc.(1)	85,966	1,070,277
Marriott International, Inc., Class A	401,544	12,022,227
McDonald’s Corp.	860,566	56,685,483
Starbucks Corp.	2,222,271	54,001,185
Yum! Brands, Inc.	210,518	8,218,623

		$156,120,066

Household Durables — 0.2%

D.R. Horton, Inc.	417,028	$4,099,385
Fortune Brands, Inc.	117,078	4,587,116
Leggett & Platt, Inc.	313,428	6,287,366
Newell Rubbermaid, Inc.	49,838	729,628

		$15,703,495

See notes to financial statements

17

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Household Products — 2.2%

Clorox Co. (The)	27,272	$1,695,227
Colgate-Palmolive Co.	588,690	46,365,224
Energizer Holdings, Inc.(1)	27,000	1,357,560
Kimberly-Clark Corp.	530,325	32,153,605
Procter & Gamble Co.	1,607,164	96,397,697

		$177,969,313

Independent Power Producers & Energy Traders — 0.0%

AES Corp. (The)(1)	93,180	$860,983

		$860,983

Industrial Conglomerates — 2.0%

3M Co.	869,456	$68,678,329
General Electric Co.	5,978,428	86,208,932
Textron, Inc.	33,277	564,711
Tyco International, Ltd.	23,014	810,783

		$156,262,755

Insurance — 3.0%

Aegon NV ADR(1)	5,136,862	$27,122,632
Aflac, Inc.	136,083	5,806,662
Allstate Corp. (The)	62,008	1,781,490
AON Corp.	26,152	970,762
Berkshire Hathaway, Inc., Class A(1)	673	80,760,000
Berkshire Hathaway, Inc., Class B(1)	943,448	75,183,371
Chubb Corp.	24,930	1,246,749
Cincinnati Financial Corp.	179,991	4,656,367
Hartford Financial Services Group, Inc.	10,762	238,163
Manulife Financial Corp.	69,765	1,017,174
Marsh & McLennan Cos., Inc.	24,256	546,973
Old Republic International Corp.	164,555	1,996,052
Progressive Corp.	1,199,718	22,458,721
Torchmark Corp.	252,479	12,500,235
Travelers Companies, Inc. (The)	77,876	3,835,393

		$240,120,744

Internet & Catalog Retail — 0.1%

Amazon.com, Inc.(1)	59,077	$6,454,753
Expedia, Inc.	119,213	2,238,820
HSN, Inc.(1)	60,017	1,440,408
Liberty Media Corp.-Interactive, Class A(1)	11,902	124,971

		$10,258,952

Internet Software & Services — 1.5%

Akamai Technologies, Inc.(1)	200,000	$8,114,000
AOL, Inc.(1)	38,297	796,195
eBay, Inc.(1)	1,260,217	24,712,855
Google, Inc., Class A(1)	199,296	88,676,755
IAC/InterActiveCorp(1)	13,368	293,695
VeriSign, Inc.(1)	14,758	391,825

		$122,985,325

IT Services — 2.7%

Accenture PLC, Class A	2,738,000	$105,823,700
Automatic Data Processing, Inc.	1,339,373	53,923,157
Broadridge Financial Solutions, Inc.	11,452	218,161
DST Systems, Inc.	600	21,684
Fidelity National Information Services, Inc.	79,251	2,125,512
Fiserv, Inc.(1)	47,355	2,162,229
Paychex, Inc.	757,686	19,677,106
Total System Services, Inc.	52,739	717,250
Western Union Co.	1,947,487	29,037,031

		$213,705,830

Leisure Equipment & Products — 0.0%

Mattel, Inc.	22,565	$477,475

		$477,475

Life Sciences Tools & Services — 0.2%

Life Technologies Corp.(1)	273,569	$12,926,135
Thermo Fisher Scientific, Inc.(1)	18,700	917,235

		$13,843,370

Machinery — 2.8%

Caterpillar, Inc.	121,835	$7,318,628
Danaher Corp.	45,377	1,684,394
Deere & Co.	2,623,301	146,065,400
Dover Corp.	501,284	20,948,658
Illinois Tool Works, Inc.	1,182,752	48,824,003
Parker Hannifin Corp.	30,763	1,706,116

		$226,547,199

Media — 3.0%

Ascent Media Corp., Class A(1)	755	$19,071
CBS Corp., Class B	79,463	1,027,457
Comcast Corp., Class A	216,991	3,769,134
Comcast Corp., Special Class A	1,957,999	32,169,924
DIRECTV, Class A(1)	30,225	1,025,232

See notes to financial statements

18

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Media (continued)

Discovery Communications, Inc., Class A(1)	7,555	$269,789
Discovery Communications, Inc., Class C(1)	7,555	233,676
Gannett Co., Inc.	5,643	75,955
Liberty Global, Inc., Series A(1)	2,381	61,882
Liberty Global, Inc., Series C(1)	2,382	61,908
Liberty Media Corp.-Capital, Class A(1)	7,556	316,672
Liberty Media Corp.-Starz, Series A(1)	3,022	156,660
Live Nation, Inc.(1)	118,862	1,242,108
McGraw-Hill Cos., Inc. (The)	299,599	8,430,716
New York Times Co. (The), Class A(1)	5,269	45,577
News Corp., Class A	97	1,160
Omnicom Group, Inc.	337,057	11,561,055
Time Warner Cable, Inc.	125,310	6,526,145
Time Warner, Inc.	497,707	14,388,709
Viacom, Inc., Class B(1)	83,155	2,608,572
Walt Disney Co. (The)	4,869,836	153,399,834
Washington Post Co., Class B	1,500	615,720
WPP PLC, ADR	42,292	1,979,689

		$239,986,645

Metals & Mining — 0.3%

Alcoa, Inc.	52,760	$530,766
Freeport-McMoRan Copper & Gold, Inc.	225,000	13,304,250
Nucor Corp.	230,000	8,804,400

		$22,639,416

Multiline Retail — 1.4%

Macy’s, Inc.	94,265	$1,687,343
Sears Holdings Corp.(1)	795	51,397
Target Corp.	2,290,940	112,645,520

		$114,384,260

Oil, Gas & Consumable Fuels — 7.4%

Anadarko Petroleum Corp.	4,229,770	$152,652,399
Apache Corp.	2,145,162	180,601,189
BP PLC ADR	220,725	6,374,538
Chevron Corp.	628,718	42,664,804
ConocoPhillips	490,638	24,085,419
Devon Energy Corp.	568,771	34,649,529
Exxon Mobil Corp.	2,369,437	135,223,770
Hess Corp.	35,579	1,791,047
Marathon Oil Corp.	177,334	5,513,314
Murphy Oil Corp.	78,679	3,898,545
Royal Dutch Shell PLC ADR, Class A	103,442	5,194,857
Royal Dutch Shell PLC ADR, Class B	9,594	463,198
Spectra Energy Corp.	15,677	314,637
Williams Cos., Inc.	2,000	36,560

		$593,463,806

Paper & Forest Products — 0.0%

Neenah Paper, Inc.	975	$17,842
Weyerhaeuser Co.	4,754	167,341

		$185,183

Personal Products — 0.0%

Estee Lauder Cos., Inc., Class A	13,035	$726,441

		$726,441

Pharmaceuticals — 10.1%

Abbott Laboratories	3,382,947	$158,254,261
Allergan, Inc.	82,562	4,810,062
Bristol-Myers Squibb Co.	1,960,710	48,900,107
Eli Lilly & Co.	1,957,965	65,591,828
GlaxoSmithKline PLC ADR	447,876	15,232,263
Johnson & Johnson	3,048,748	180,059,057
King Pharmaceuticals, Inc.(1)	152,305	1,155,995
Merck & Co., Inc.	2,395,509	83,770,950
Novo Nordisk A/S ADR	325,494	26,371,524
Pfizer, Inc.	9,543,425	136,089,240
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	86,921,353

		$807,156,640

Real Estate Management & Development — 0.0%

Forest City Enterprises, Inc., Class A(1)	56,500	$639,580
Forestar Real Estate Group, Inc.(1)	30,220	542,751

		$1,182,331

Road & Rail — 0.1%

Norfolk Southern Corp.	11,936	$633,205
Union Pacific Corp.	132,257	9,193,184

		$9,826,389

Semiconductors & Semiconductor Equipment — 3.7%

Analog Devices, Inc.	560,289	$15,609,652
Applied Materials, Inc.	1,065,614	12,808,680
Broadcom Corp., Class A	961,476	31,699,864
Cypress Semiconductor Corp.(1)	52,742	529,530

See notes to financial statements

19

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Intel Corp.	10,779,239	$209,656,199
KLA-Tencor Corp.	142,609	3,975,939
Linear Technology Corp.	123,388	3,431,420
Maxim Integrated Products, Inc.	223,099	3,732,446
NVIDIA Corp.(1)	134,500	1,373,245
Texas Instruments, Inc.	547,787	12,752,481
Verigy, Ltd.(1)	3,479	30,232
Xilinx, Inc.	24,607	621,573

		$296,221,261

Software — 3.1%

Activision Blizzard, Inc.	846,350	$8,878,211
Adobe Systems, Inc.(1)	409,776	10,830,380
CA, Inc.	45,408	835,507
Electronic Arts, Inc.(1)	21,405	308,232
Microsoft Corp.	3,210,367	73,870,545
Oracle Corp.	6,989,058	149,985,185
Symantec Corp.(1)	186,371	2,586,829

		$247,294,889

Specialty Retail — 2.7%

Best Buy Co., Inc.	148,536	$5,029,429
Gap, Inc. (The)	89,138	1,734,625
Home Depot, Inc.	3,945,465	110,749,203
Limited Brands, Inc.	41,877	924,225
Lowe’s Companies, Inc.	1,003,622	20,493,961
Sherwin-Williams Co. (The)	500	34,595
Staples, Inc.	257,430	4,904,042
TJX Companies, Inc. (The)	1,701,405	71,373,940

		$215,244,020

Textiles, Apparel & Luxury Goods — 2.7%

Coach, Inc.	10,800	$394,740
Hanesbrands, Inc.(1)	236,598	5,692,548
NIKE, Inc., Class B	3,058,444	206,597,892

		$212,685,180

Thrifts & Mortgage Finance — 0.0%

Tree.com, Inc.(1)	13,436	$84,916

		$84,916

Tobacco — 0.3%

Altria Group, Inc.	259,178	$5,193,927
Philip Morris International, Inc.	346,919	15,902,767

		$21,096,694

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	22,000	$1,045,000
Sprint Nextel Corp.(1)	229,998	975,192
Vodafone Group PLC ADR	258,791	5,349,210

		$7,369,402

Total Common Stocks
(identified cost $6,910,586,587)		$7,903,633,933

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%

Wells Fargo & Co.	166	$66

Total Preferred Stocks
(identified cost $4,929)		$66

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Independent Power Producers & Energy Traders — 0.0%

Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks
(identified cost $16,626,069)		$0

See notes to financial statements

20

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(3)	$56,189	$56,188,750

Total Short-Term Investments
(identified cost $56,188,750)		$56,188,750

Total Investments — 99.8%
(identified cost $6,983,406,335)		$7,959,822,749

Other Assets, Less Liabilities — 0.2%		$13,754,077

Net Assets — 100.0%		$7,973,576,826

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended June 30, 2010 was $40,745 and $0, respectively.

See notes to financial statements

21

Tax-Managed Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $6,927,217,585)	$7,903,633,999
Affiliated investments, at value (identified cost, $56,188,750)	56,188,750
Cash	121,995
Dividends and interest receivable	9,916,626
Receivable for investments sold	6,387,721
Tax reclaims receivable	1,205,198

Total assets	$7,977,454,289

Liabilities

Payable to affiliates:
Investment adviser fee	$3,220,115
Trustees’ fees	12,625
Accrued expenses	644,723

Total liabilities	$3,877,463

Net Assets applicable to investors’ interest in Portfolio	$7,973,576,826

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$6,997,163,844
Net unrealized appreciation	976,412,982

Total	$7,973,576,826

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $1,920,484)	$88,450,176
Interest allocated from affiliated investments	60,115
Expenses allocated from affiliated investments	(19,370)

Total investment income	$88,490,921

Expenses

Investment adviser fee	$20,916,721
Trustees’ fees and expenses	25,250
Custodian fee	664,246
Legal and accounting services	88,648
Printing and postage	44,943
Miscellaneous	130,869

Total expenses	$21,870,677

Deduct —
Reduction of custodian fee	$38

Total expense reductions	$38

Net expenses	$21,870,639

Net investment income	$66,620,282

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions(1)	$86,308,767
Investment transactions allocated from affiliated investments	9,257
Foreign currency transactions	9,852

Net realized gain	$86,327,876

Change in unrealized appreciation (depreciation) —
Investments	$(842,500,094)
Foreign currency	(180,975)

Net change in unrealized appreciation (depreciation)	$(842,681,069)

Net realized and unrealized loss	$(756,353,193)

Net decrease in net assets from operations	$(689,732,911)

(1)	Includes net realized gains of $86,419,296 from redemptions in-kind.

See notes to financial statements

22

Tax-Managed Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$66,620,282	$171,051,571
Net realized gain (loss) from investment transactions and foreign currency transactions	86,327,876	(446,364,875)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(842,681,069)	2,039,540,383

Net increase (decrease) in net assets from operations	$(689,732,911)	$1,764,227,079

Capital transactions —
Contributions	$28,546,028	$362,235,165
Withdrawals	(844,715,555)	(3,249,726,036)

Net decrease from capital transactions	$(816,169,527)	$(2,887,490,871)

Net decrease in net assets	$(1,505,902,438)	$(1,123,263,792)

Net Assets

At beginning of period	$9,479,479,264	$10,602,743,056

At end of period	$7,973,576,826	$9,479,479,264

See notes to financial statements

23

Tax-Managed Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.47%	0.45%	0.44%	0.45%	0.45	%(3)
Net investment income	1.46	%(2)	1.86%	1.84%	1.52%	1.39%	1.25	%(3)
Portfolio Turnover(4)	0	%(5)(6)	2%	1%	2%	1%	0	%(5)

Total Return	(8.08	)%(6)	23.32%	(32.76)%	4.72%	13.69%	4.70%

Net assets, end of period (000’s omitted)	$7,973,577		$9,479,479	$10,602,743	$19,864,161	$20,387,292	$19,032,607

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(4)	Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(5)	Amounts to less than 1%.

(6)	Not annualized.

See notes to financial statements

24

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 7.0%, 14.8%, 6.2%, and 1.5% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held 70.6% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

25

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of

26

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000
$1.5 billion but less than $7 billion	0.4375
$7 billion but less than $10 billion	0.4250
$10 billion but less than $15 billion	0.4125
$15 billion but less than $20 billion	0.4000
$20 billion but less than $25 billion	0.3900
$25 billion and over	0.3800

Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, another affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee totaled $20,928,748 of which $12,027 was allocated from Cash Management Portfolio and $20,916,721 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $94,619,540 and $23,503,756, respectively, for the six months ended June 30, 2010. In addition, investors contributed securities with a value of $20,461,069, and investments having an aggregate market value of $761,783,332 at dates of withdrawal were distributed in payment for capital withdrawals during the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,048,801,001

Gross unrealized appreciation	$5,918,553,537
Gross unrealized depreciation	(7,531,789)

Net unrealized appreciation	$5,911,021,748

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings for the six months ended June 30, 2010.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $0 for the six months ended June 30, 2010. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans. At June 30, 2010, the Portfolio had no securities on loan.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation

27

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$994,203,115	$—		$—	$994,203,115
Consumer Staples	973,576,331	132,601,790		—	1,106,178,121
Energy	688,484,141	—		—	688,484,141
Financials	982,229,593	25,782,911		—	1,008,012,504
Health Care	1,193,886,845	—		—	1,193,886,845
Industrials	1,055,912,755	—		—	1,055,912,755
Information Technology	1,678,959,580	—		—	1,678,959,580
Materials	110,050,085	—		—	110,050,085
Telecommunication Services	63,700,915	—		0	63,700,915
Utilities	4,245,872	—		—	4,245,872

Total Common Stocks	$7,745,249,232	$158,384,701	*	$0	$7,903,633,933

Convertible Preferred Stocks	$—	$—		$0	$0
Preferred Stocks	66	—		—	66
Short-Term Investments	—	56,188,750		—	56,188,750

Total	$7,745,249,298	$214,573,451		$0	$7,959,822,749

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
and Convertible
Preferred
Stocks*

Balance as of December 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of June 30, 2010	$0

*	All Level 3 investments held at December 31, 2009 and June 30, 2010 were valued at $0.

28

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

29

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

30

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

31

Eaton Vance Tax-Managed Growth Fund 1.2

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Growth Fund 1.2

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

32

Eaton Vance Tax-Managed Growth Fund 1.2

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President

Michael A. Allison
Vice President

Yana S. Barton
Vice President

Thomas E. Faust Jr.
Vice President and Trustee

Lewis R. Piantedosi
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

33

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.2
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.2
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1088-8/10	TGSRC1.2

Eaton Vance
Investment Managers

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report June 30, 2010

EATON VANCE LARGE-CAP CORE RESEARCH FUND

EATON VANCE LARGE-CAP CORE RESEARCH FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Charles B. Gaffney
Portfolio Manager
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.
•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.
•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	For the six months ending June 30, 2010, all 10 sectors in the S&P 500 Index (the Index) posted negative absolute returns.[1] The cyclical materials, energy and information technology sectors registered the weakest performances, their double-digit losses spurred by renewed worries about the stability of global economic growth. Meanwhile, the industrials, consumer discretionary and consumer staples sectors weathered the market’s volatility with greater strength, although their returns were still in the loss column.
•	The Fund[2] produced single-digit losses for the six-month period, lagging the performance of the Index. On a sector basis, information technology, materials, health care and energy detracted the most from the Fund’s relative performance, primarily due to stock selection in oil, gas and consumable fuels; health care equipment and supplies; and chemicals.
•	The Fund’s stock selection in telecommunication services contributed to its performance relative to the Index, as did the performance of some of its holdings among health care providers and services, real estate investment trusts, and household durables.

Total Return Performance 12/31/09 – 6/30/10
Class A3	-8.87%
Class C3	-9.23
Class I3	-8.79
S&P 500 Index[1]	-6.64
Lipper Large-Cap Core Funds Average[1]	-7.87
See page 3 for more performance information.

1	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

2	The Fund currently invests in a separate registered investment company, Large-Cap Core Research Portfolio (the Portfolio), with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

3	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If the sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent a contractual expense limitation by the administrator, the returns would be lower.

1

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010
INVESTMENT UPDATE
•	In any environment, we are committed to implementing an investment approach that seeks to add value through fundamental research and bottom-up security selection by leveraging our analysts’ industry knowledge and investment experience. It has been a difficult investment environment for strategies that rely on fundamental research, as higher volatility has led to market leadership from lower-quality stocks. Companies held in the Fund at period end were those that management believed had attractive valuations and a greater ability to adapt to the ever-changing market conditions. The Fund’s sector allocations remained in line with those of the Index as of June 30, 2010.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition
Top 10 Holdings1
By net assets

Apple, Inc.	3.7%
Microsoft Corp.	2.6
Bank of America Corp.	2.2
JPMorgan Chase & Co.	2.1
Exxon Mobil Corp.	2.1
United Technologies Corp.	1.9
Wells Fargo & Co.	1.9
Wal-Mart Stores, Inc.	1.7
Air Products and Chemicals, Inc.	1.7
International Business Machines Corp.	1.7

[1]	Top 10 Holdings represented 21.6% of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

2

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class C		Class I
Share Class Symbol	EAERX	ECERX		EIERX

Average Annual Total Returns (at net asset value)
Six Months	-8.87%	-9.23%		-8.79%
One Year	10.60	N.A.		10.91
Five Years	1.52	N.A.		N.A.
Life of Fund†	2.80	-3.71	††	-7.74
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-14.09%	-10.14%		-8.79%
One Year	4.19	N.A.		10.91
Five Years	0.32	N.A.		N.A.
Life of Fund†	2.10	-4.66	††	-7.74

†	Inception Dates: Class A: 11/1/01; Class C: 10/1/09; Class I: 9/3/08

††	Returns are cumulative since inception of the share class.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If the sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A shares reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent a contractual expense limitation by the adviser and the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	2.18%	2.93%	1.93%
Net Expense Ratio	1.25	2.00	1.00

[2]	Source: Prospectus dated 5/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through April 30, 2011. Without this expense reimbursement performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Large-Cap Core Research Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$911.30	$5.92	**
Class C	$1,000.00	$907.70	$9.46	**
Class I	$1,000.00	$912.10	$4.74	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**
Class C	$1,000.00	$1,014.90	$9.99	**
Class I	$1,000.00	$1,019.80	$5.01	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares, 2.00% for Class C shares and 1.00% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of expenses to an affiliate, expenses would be higher.

4

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Large-Cap Core Research Portfolio, at value (identified cost, $41,908,582)	$41,877,939
Receivable for Fund shares sold	210,207
Receivable from affiliate	12,034

Total assets	$42,100,180

Liabilities

Payable for Fund shares redeemed	$90,755
Payable to affiliates:
Distribution and service fees	10,519
Trustees’ fees	125
Accrued expenses	23,271

Total liabilities	$124,670

Net Assets	$41,975,510

Sources of Net Assets

Paid-in capital	$43,186,861
Accumulated net realized loss from Portfolio	(1,293,489)
Accumulated undistributed net investment income	112,781
Net unrealized depreciation from Portfolio	(30,643)

Total	$41,975,510

Class A Shares

Net Assets	$30,266,790
Shares Outstanding	2,730,117
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.09
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.76

Class C Shares

Net Assets	$1,061,074
Shares Outstanding	96,341
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.01

Class I Shares

Net Assets	$10,647,646
Shares Outstanding	959,573
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $6,822)	$333,591
Interest allocated from Portfolio	278
Expenses allocated from Portfolio	(131,362)

Total investment income from Portfolio	$202,507

Expenses

Administration fee	$27,491
Distribution and service fees
Class A	33,276
Class C	3,781
Trustees’ fees and expenses	52
Custodian fee	3,329
Transfer and dividend disbursing agent fees	24,751
Legal and accounting services	11,487
Printing and postage	18,804
Registration fees	24,297
Miscellaneous	6,818

Total expenses	$154,086

Deduct —
Waiver and reimbursement of expenses by an affiliate	$63,927

Total expense reductions	$63,927

Net expenses	$90,159

Net investment income	$112,348

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(8,676)
Foreign currency transactions	40

Net realized loss	$(8,636)

Change in unrealized appreciation (depreciation) —
Investments	$(4,160,455)
Foreign currency	(131)

Net change in unrealized appreciation (depreciation)	$(4,160,586)

Net realized and unrealized loss	$(4,169,222)

Net decrease in net assets from operations	$(4,056,874)

See notes to financial statements

5

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended	Period Ended	Year Ended
Increase (Decrease)	June 30, 2010	December 31,	October 31,
in Net Assets	(Unaudited)	2009(1)	2009

From operations —
Net investment income	$112,348	$47,768	$175,199
Net realized gain (loss) from investment and foreign currency transactions	(8,636)	217,843	(1,206,957)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(4,160,586)	2,016,350	3,847,625

Net increase (decrease) in net assets from operations	$(4,056,874)	$2,281,961	$2,815,867

Distributions to shareholders —
From net investment income
Class A	$(1,921)	$(136,064)	$(56,960)
Class C	(39)	(3,040)	—
Class I	(546)	(59,679)	(10,814)

Total distributions to shareholders	$(2,506)	$(198,783)	$(67,774)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,652,520	$2,872,601	$15,910,366
Class C	910,036	409,998	81,343
Class I	4,896,258	3,156,156	3,249,949
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,801	125,701	49,614
Class C	20	354	—
Class I	501	54,180	9,159
Cost of shares redeemed
Class A	(2,631,083)	(4,876,086)	(4,464,688)
Class C	(169,117)	(46,826)	(25,000)
Class I	(509,895)	(115,313)	(1,171,207)

Net increase in net assets from Fund share transactions	$16,151,041	$1,580,765	$13,639,536

Net increase in net assets	$12,091,661	$3,663,943	$16,387,629

Net Assets

At beginning of period	$29,883,849	$26,219,906	$9,832,277

At end of period	$41,975,510	$29,883,849	$26,219,906

Accumulated undistributed net investment income included in net assets

At end of period	$112,781	$2,939	$153,954

(1) For the two months ended December 31, 2009.

See notes to financial statements

6

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Period Ended		Year Ended October 31,
	June 30, 2010		December 31,
	(Unaudited)		2009(1)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$12.170		$11.280		$10.290	$15.440	$13.370	$12.150	$10.810

Income (Loss) From Operations

Net investment income(2)	$0.034		$0.020		$0.102	$0.092	$0.066	$0.064	$0.041
Net realized and unrealized gain (loss)	(1.113)		0.946		0.948	(4.784)	2.537	1.771	1.334

Total income (loss) from operations	$(1.079)		$0.966		$1.050	$(4.692)	$2.603	$1.835	$1.375

Less Distributions

From net investment income	$(0.001)		$(0.076)		$(0.060)	$(0.053)	$(0.052)	$(0.021)	$(0.035)
From net realized gain	—		—		—	(0.405)	(0.481)	(0.594)	—

Total distributions	$(0.001)		$(0.076)		$(0.060)	$(0.458)	$(0.533)	$(0.615)	$(0.035)

Net asset value — End of period	$11.090		$12.170		$11.280	$10.290	$15.440	$13.370	$12.150

Total Return(3)	(8.87	)%(4)	8.56	%(4)	10.32%	(31.29)%	20.12%	15.59%	12.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,267		$22,141		$22,264	$8,487	$6,241	$3,075	$1,730
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25	%(7)	1.25	%(7)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.56	%(7)	0.99	%(7)	1.00%	0.70%	0.47%	0.51%	0.35%
Portfolio Turnover of the Portfolio	24	%(4)	10	%(4)	—	—	—	—	—
Portfolio Turnover of the Fund(8)	—		—		54%	76%	63%	74%	93%

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The administrator waived its fees and subsidized certain operating expenses equal to 0.35% and 0.84% of average daily net asset for the six months ended June 30, 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93%, 1.54%, 2.10%, 3.74% and 5.70% of average daily net assets for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively). Absent the waivers and subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See notes to financial statements

7

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended
	June 30, 2010		Period Ended		Period Ended
	(Unaudited)		December 31, 2009(1)		October 31, 2009(2)

Net asset value — Beginning of period	$12.130		$11.280		$11.520

Income (Loss) From Operations

Net investment loss(3)	$(0.009)		$(0.003)		$(0.011)
Net realized and unrealized gain (loss)	(1.110)		0.944		(0.229)

Total income (loss) from operations	$(1.119)		$0.941		$(0.240)

Less Distributions

From net investment income	$(0.001)		$(0.091)		$—

Total distributions	$(0.001)		$(0.091)		$—

Net asset value — End of period	$11.010		$12.130		$11.280

Total Return(4)	(9.23	)%(5)	8.34	%(5)	(2.08	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,061		$426		$55
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.00	%(7)	2.00	%(7)	2.00	%(7)
Net investment loss	(0.16	)%(7)	(0.14	)%(7)	(1.09	)%(7)
Portfolio Turnover of the Portfolio	24	%(5)	10	%(5)	—
Portfolio Turnover of the Fund(8)	—		—		54	%(9)

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.

(2)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The administrator waived its fees and subsidized certain operating expenses equal to 0.35% and 0.84% of average daily net asset for the six months ended June 30, 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% of average daily net assets for the period ended October 31, 2009). Absent the waivers and subsidy, total return would be lower.

(7)	Annualized.

(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(9)	For the Fund’s year ended October 31, 2009.

See notes to financial statements

8

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	June 30, 2010		Period Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2009(1)		October 31, 2009	October 31, 2008(2)

Net asset value — Beginning of period	$12.170		$11.290		$10.300	$13.070

Income (Loss) From Operations

Net investment income(3)	$0.049		$0.021		$0.120	$0.018
Net realized and unrealized gain (loss)	(1.118)		0.959		0.949	(2.788)

Total income (loss) from operations	$(1.069)		$0.980		$1.069	$(2.770)

Less Distributions

From net investment income	$(0.001)		$(0.100)		$(0.079)	$—

Total distributions	$(0.001)		$(0.100)		$(0.079)	$—

Net asset value — End of period	$11.100		$12.170		$11.290	$10.300

Total Return(4)	(8.79	)%(5)	8.67	%(5)	10.54%	(21.19	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,648		$7,317		$3,901	$1,345
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.00	%(7)	1.00	%(7)	1.00%	1.00	%(7)
Net investment income	0.81	%(7)	1.06	%(7)	1.16%	1.03	%(7)
Portfolio Turnover of the Portfolio	24	%(5)	10	%(5)	—	—
Portfolio Turnover of the Fund(8)	—		—		54%	76	%(9)

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.

(2)	For the period from the commencement of operations, September 3, 2008, to October 31, 2008.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	The administrator waived its fees and subsidized certain operating expenses equal to 0.35% and 0.84% of average daily net asset for the six months ended June 30, 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% and 1.54% of average daily net assets for the year ended October 31, 2009 and the period ended October 31, 2008, respectively). Absent the waivers and subsidy, total return would be lower.

(7)	Annualized.

(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(9)	For the Fund’s year ended October 31, 2008.

See notes to financial statements

9

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Large-Cap Core Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Effective November 1, 2009, the Fund invests all of its investable assets in interests in Large-Cap Core Research Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (21.7% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,055,394 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2017.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s period of operations from November 1, 2009 to December 31, 2009 and each of the Fund’s federal tax returns filed for the 3-year period ended October 31, 2009 remain subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder

10

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2010, the administration fee amounted to $27,491. EVM has agreed to waive its fees and reimburse expenses to the extent that total annual operating expenses exceed 1.25%, 2.00% and 1.00% annually of the average daily net assets of Class A, Class C and Class I, respectively, through April 30, 2011. Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived fees and reimbursed expenses of $63,927 for the six months ended June 30, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $26 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,403 as its portion of the sales charges on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $33,276 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $2,836 for Class C shares representing 0.75% (annualized) of the average daily net

11

Eaton Vance Large-Cap Core Research Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

assets of Class C shares. At June 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $32,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $945 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. The Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders for the six months ended June 30, 2010.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $16,757,617 and $604,520, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended	Period Ended	Year Ended
	June 30, 2010	December 31,	October 31,
Class A	(Unaudited)	2009(1)	2009

Sales	1,126,281	239,357	1,593,249
Issued to shareholders electing to receive payments of distributions in Fund shares	144	10,228	5,278
Redemptions	(215,622)	(404,042)	(449,207)

Net increase (decrease)	910,803	(154,457)	1,149,320

	Six Months Ended	Period Ended	Period Ended
	June 30, 2010	December 31,	October 31,
Class C	(Unaudited)	2009(1)	2009(2)

Sales	74,978	34,132	6,997
Issued to shareholders electing to receive payments of distributions in Fund shares	1	29	—
Redemptions	(13,737)	(3,931)	(2,128)

Net increase	61,242	30,230	4,869

	Six Months Ended	Period Ended	Year Ended
	June 30, 2010	December 31,	October 31,
Class I	(Unaudited)	2009(1)	2009

Sales	399,464	261,136	319,417
Issued to shareholders electing to receive payments of distributions in Fund shares	40	4,412	975
Redemptions	(41,344)	(9,549)	(105,597)

Net increase	358,160	255,999	214,795

(1)	For the two months ended December 31, 2009.

(2)	Class C commenced operations on October 1, 2009.

12

Large-Cap Core Research Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value

Aerospace & Defense — 6.1%

Boeing Co. (The)	15,660	$982,665
General Dynamics Corp.	44,934	2,631,335
Lockheed Martin Corp.	32,278	2,404,711
Raytheon Co.	42,592	2,061,027
United Technologies Corp.	56,072	3,639,633

		$11,719,371

Auto Components — 0.8%

Johnson Controls, Inc.	53,912	$1,448,615

		$1,448,615

Beverages — 2.8%

Coca-Cola Co. (The)	47,588	$2,385,111
PepsiCo, Inc.	49,339	3,007,212

		$5,392,323

Biotechnology — 2.1%

Amgen, Inc.(1)	38,268	$2,012,897
Celgene Corp.(1)	23,740	1,206,467
Gilead Sciences, Inc.(1)	25,667	879,864

		$4,099,228

Capital Markets — 2.4%

Goldman Sachs Group, Inc.	16,009	$2,101,501
Invesco, Ltd.	31,772	534,723
Northern Trust Corp.	15,550	726,185
State Street Corp.	25,847	874,146
T. Rowe Price Group, Inc.	9,703	430,716

		$4,667,271

Chemicals — 1.7%

Air Products and Chemicals, Inc.	49,955	$3,237,584

		$3,237,584

Commercial Banks — 4.6%

Fifth Third Bancorp	79,803	$980,779
KeyCorp	154,820	1,190,566
PNC Financial Services Group, Inc.	25,778	1,456,457
U.S. Bancorp	74,348	1,661,678
Wells Fargo & Co.	140,829	3,605,222

		$8,894,702

Commercial Services & Supplies — 0.9%

Republic Services, Inc.	21,390	$635,925
Waste Management, Inc.	34,843	1,090,237

		$1,726,162

Communications Equipment — 2.0%

Cisco Systems, Inc.(1)	115,234	$2,455,636
Telefonaktiebolaget LM Ericsson ADR	130,639	1,439,642

		$3,895,278

Computers & Peripherals — 6.8%

Apple, Inc.(1)	28,380	$7,138,421
Hewlett-Packard Co.	67,100	2,904,088
International Business Machines Corp.	25,870	3,194,428

		$13,236,937

Consumer Finance — 0.9%

American Express Co.	42,631	$1,692,451

		$1,692,451

Diversified Financial Services — 4.3%

Bank of America Corp.	293,258	$4,214,118
JPMorgan Chase & Co.	112,397	4,114,854

		$8,328,972

Diversified Telecommunication Services — 1.3%

AT&T, Inc.	69,136	$1,672,400
Verizon Communications, Inc.	32,591	913,200

		$2,585,600

Electric Utilities — 0.9%

American Electric Power Co., Inc.	55,222	$1,783,671

		$1,783,671

Electrical Equipment — 0.4%

Emerson Electric Co.	16,250	$709,962

		$709,962

See notes to financial statements

13

Large-Cap Core Research Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.9%

Corning, Inc.	102,517	$1,655,650

		$1,655,650

Energy Equipment & Services — 2.1%

Halliburton Co.	62,828	$1,542,427
Schlumberger, Ltd.	46,215	2,557,538

		$4,099,965

Food & Staples Retailing — 2.6%

CVS Caremark Corp.	57,320	$1,680,623
Wal-Mart Stores, Inc.	69,805	3,355,526

		$5,036,149

Food Products — 1.8%

Kellogg Co.	27,135	$1,364,890
Nestle SA ADR	45,065	2,173,936

		$3,538,826

Health Care Equipment & Supplies — 2.9%

Baxter International, Inc.	31,553	$1,282,314
Boston Scientific Corp.(1)	126,139	731,606
Covidien PLC	26,487	1,064,248
Medtronic, Inc.	37,405	1,356,679
St. Jude Medical, Inc.(1)	30,846	1,113,232

		$5,548,079

Health Care Providers & Services — 1.2%

AmerisourceBergen Corp.	36,979	$1,174,083
Fresenius Medical Care AG & Co. KGaA ADR	13,382	718,480
McKesson Corp.	7,694	516,729

		$2,409,292

Hotels, Restaurants & Leisure — 1.6%

Carnival Corp.	21,748	$657,659
Marriott International, Inc., Class A	18,891	565,597
McDonald’s Corp.	29,384	1,935,524

		$3,158,780

Household Durables — 0.7%

Whirlpool Corp.	15,324	$1,345,754

		$1,345,754

Household Products — 3.6%

Clorox Co. (The)	16,850	$1,047,396
Colgate-Palmolive Co.	29,998	2,362,642
Kimberly-Clark Corp.	20,314	1,231,638
Procter & Gamble Co.	38,309	2,297,774

		$6,939,450

Industrial Conglomerates — 1.3%

3M Co.	14,517	$1,146,698
General Electric Co.	89,347	1,288,384

		$2,435,082

Insurance — 2.3%

Aflac, Inc.	23,893	$1,019,514
Lincoln National Corp.	32,732	795,060
MetLife, Inc.	35,387	1,336,213
Prudential Financial, Inc.	24,296	1,303,724

		$4,454,511

Internet Software & Services — 1.5%

Google, Inc., Class A(1)	6,691	$2,977,160

		$2,977,160

IT Services — 1.3%

Accenture PLC, Class A	12,875	$497,619
Cognizant Technology Solutions Corp.(1)	10,043	502,752
MasterCard, Inc., Class A	7,941	1,584,468

		$2,584,839

Life Sciences Tools & Services — 0.4%

Thermo Fisher Scientific, Inc.(1)	16,792	$823,648

		$823,648

Machinery — 2.0%

Caterpillar, Inc.	20,307	$1,219,841
Danaher Corp.	18,070	670,758
Illinois Tool Works, Inc.	12,582	519,385
PACCAR, Inc.	36,072	1,438,191

		$3,848,175

See notes to financial statements

14

Large-Cap Core Research Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Media — 2.0%

McGraw-Hill Cos., Inc. (The)	25,825	$726,716
Time Warner Cable, Inc.	24,054	1,252,732
Walt Disney Co. (The)	61,645	1,941,817

		$3,921,265

Metals & Mining — 1.3%

BHP Billiton, Ltd. ADR	7,060	$437,649
Cliffs Natural Resources, Inc.	8,803	415,149
Freeport-McMoRan Copper & Gold, Inc.	15,636	924,557
United States Steel Corp.	18,912	729,058

		$2,506,413

Multi-Utilities — 2.8%

CMS Energy Corp.	105,256	$1,542,000
PG&E Corp.	35,088	1,442,117
Public Service Enterprise Group, Inc.	40,787	1,277,857
Sempra Energy	26,340	1,232,449

		$5,494,423

Multiline Retail — 2.0%

Kohl’s Corp.(1)	25,834	$1,227,115
Macy’s, Inc.	59,228	1,060,181
Target Corp.	30,974	1,522,992

		$3,810,288

Office Electronics — 0.6%

Xerox Corp.	139,437	$1,121,073

		$1,121,073

Oil, Gas & Consumable Fuels — 8.9%

Apache Corp.	31,770	$2,674,716
ConocoPhillips	40,205	1,973,663
Exxon Mobil Corp.	71,636	4,088,267
Hess Corp.	40,227	2,025,027
Occidental Petroleum Corp.	28,670	2,211,891
Peabody Energy Corp.	50,161	1,962,800
Southwestern Energy Co.(1)	59,809	2,311,020

		$17,247,384

Pharmaceuticals — 5.5%

Abbott Laboratories	54,224	$2,536,599
Merck & Co., Inc.	87,352	3,054,699
Pfizer, Inc.	214,261	3,055,362
Shire PLC ADR	14,467	887,985
Teva Pharmaceutical Industries, Ltd. ADR	19,773	1,027,998

		$10,562,643

Real Estate Investment Trusts (REITs) — 1.4%

AvalonBay Communities, Inc.	8,234	$768,809
Boston Properties, Inc.	8,882	633,642
Equity Residential	14,344	597,284
Vornado Realty Trust	8,917	650,495

		$2,650,230

Semiconductors & Semiconductor Equipment — 0.9%

Analog Devices, Inc.	38,523	$1,073,251
Broadcom Corp., Class A	19,251	634,705

		$1,707,956

Software — 4.0%

Activision Blizzard, Inc.	57,320	$601,287
Microsoft Corp.	215,600	4,960,956
Oracle Corp.	97,040	2,082,478

		$7,644,721

Specialty Retail — 2.6%

Abercrombie & Fitch Co., Class A	13,300	$408,177
Best Buy Co., Inc.	24,721	837,053
Gap, Inc. (The)	26,894	523,357
Home Depot, Inc.	58,201	1,633,702
Staples, Inc.	33,309	634,537
TJX Companies, Inc. (The)	21,252	891,521

		$4,928,347

Textiles, Apparel & Luxury Goods — 0.6%

NIKE, Inc., Class B	17,701	$1,195,703

		$1,195,703

Tobacco — 0.6%

Philip Morris International, Inc.	25,908	$1,187,623

		$1,187,623

See notes to financial statements

15

Large-Cap Core Research Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Wireless Telecommunication Services — 1.8%

American Tower Corp., Class A(1)	41,625	$1,852,312
Rogers Communications, Inc., Class B	50,071	1,640,326

		$3,492,638

Total Common Stocks
(identified cost $198,784,845)		$191,744,194

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$1,670	$1,670,254

Total Short-Term Investments
(identified cost $1,670,254)		$1,670,254

Total Investments — 100.1%
(identified cost $200,455,099)		$193,414,448

Other Assets, Less Liabilities — (0.1)%		$(132,317)

Net Assets — 100.0%		$193,282,131

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended June 30, 2010 was $1,234 and $0, respectively.

See notes to financial statements

16

Large-Cap Core Research Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $198,784,845)	$191,744,194
Affiliated investment, at value (identified cost, $1,670,254)	1,670,254
Dividends receivable	256,219
Interest receivable from affiliated investment	740
Tax reclaims receivable	8,794

Total assets	$193,680,201

Liabilities

Payable for investments purchased	$193,170
Payable to affiliates:
Investment adviser fee	109,203
Trustees’ fees	1,900
Accrued expenses	93,797

Total liabilities	$398,070

Net Assets applicable to investors’ interest in Portfolio	$193,282,131

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$200,323,411
Net unrealized depreciation	(7,041,280)

Total	$193,282,131

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $39,120)	$1,927,201
Interest allocated from affiliated investments	1,497
Expenses allocated from affiliated investments	(263)

Total investment income	$1,928,435

Expenses

Investment adviser fee	$693,028
Trustees’ fees and expenses	5,708
Custodian fee	43,352
Legal and accounting services	19,621
Miscellaneous	2,119

Total expenses	$763,828

Net investment income	$1,164,607

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,072,290)
Investment transactions allocated from affiliated investments	86
Foreign currency transactions	236

Net realized loss	$(1,071,968)

Change in unrealized appreciation (depreciation) —
Investments	$(18,072,230)
Foreign currency	(688)

Net change in unrealized appreciation (depreciation)	$(18,072,918)

Net realized and unrealized loss	$(19,144,886)

Net decrease in net assets from operations	$(17,980,279)

See notes to financial statements

17

Large-Cap Core Research Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Period Ended
in Net Assets	(Unaudited)	December 31, 2009(1)

From operations —
Net investment income	$1,164,607	$371,180
Net realized gain (loss) from investment and foreign currency transactions	(1,071,968)	1,120,803
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(18,072,918)	8,918,045

Net increase (decrease) in net assets from operations	$(17,980,279)	$10,410,028

Capital transactions —
Assets contributed by Eaton Vance Large-Cap Core Research Fund	$—	$27,129,824
Contributions	20,066,389	186,991,408
Withdrawals	(22,956,554)	(10,478,695)

Net increase (decrease) from capital transactions	$(2,890,165)	$203,642,537

Net increase (decrease) in net assets	$(20,870,444)	$214,052,565

Net Assets

At beginning of period	$214,152,575	$100,010

At end of period	$193,282,131	$214,152,575

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

See notes to financial statements

18

Large-Cap Core Research Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended
	June 30, 2010		Period Ended
	(Unaudited)		December 31, 2009(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.72	%(3)	0.86	%(3)
Net investment income	1.09	%(3)	1.19	%(3)
Portfolio Turnover	24	%(4)	10	%(4)

Total Return	(8.62	)%(4)	8.63	%(4)

Net assets, end of period (000’s omitted)	$193,282		$214,153

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

19

Large-Cap Core Research Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Large-Cap Core Research Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio was organized on August 10, 2009 and remained inactive until November 1, 2009 except for matters related to its organization, including the sale of initial interests of $105,010 and the expensing of $5,000 of organization costs. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Large-Cap Core Research Fund and Eaton Vance Balanced Fund held an interest of 21.7% and 77.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and

20

Large-Cap Core Research Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial year of operations from November 1, 2009 to December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s

21

Large-Cap Core Research Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

investment adviser fee totaled $693,178 of which $150 was allocated from Cash Management Portfolio and $693,028 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio was 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $51,383,591 and $51,952,159, respectively, for the six months ended June 30, 2010.

4   Transfer of Assets

Investment operations began on November 1, 2009 with the transfer of investments and related assets by Eaton Vance Large-Cap Core Research Fund of $27,129,824, including net unrealized appreciation of $2,113,593, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

5   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,475,376

Gross unrealized appreciation	$6,513,414
Gross unrealized depreciation	(13,574,342)

Net unrealized depreciation	$(7,060,928)

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

22

Large-Cap Core Research Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$191,744,194	$—	$—	$191,744,194
Short-Term Investments	—	1,670,254	—	1,670,254

Total Investments	$191,744,194	$1,670,254	$—	$193,414,448

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

23

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

24

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Core Research Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Core Research Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in foreign markets. The Board also considered the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

25

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance Large-Cap Core Research Fund

OFFICERS AND TRUSTEES

Eaton Vance Large-Cap Core Research Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

27

Eaton Vance Large-Cap Core Research Fund

OFFICERS AND TRUSTEES CONT’D

Large-Cap Core Research Portfolio

Officers
Duncan W. Richardson
President

Charles B. Gaffney
Vice President

Aamer Khan
Vice President

Martha G. Locke
Vice President

Dana C. Robinson
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Investment Advisor of
Large-Cap Core Research Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of
Eaton Vance Large-Cap Core Research Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Core Research Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1325-8/10	ERSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President
Date: August 12, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer
Date: August 12, 2010

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President
Date: August 12, 2010